                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number    811-5850
                                                      --------------
                             OneAmerica Funds, Inc.
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 1 American Square, Indianapolis, IN, 46282-8216
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Constance E. Lund
                 1 American Square, Indianapolis, IN, 46282-8216
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 317-285-1877
                                                            ------------

                   Date of fiscal year end: December 31, 2003
                                            -----------------

                   Date of reporting period: December 31, 2003
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission no later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows: (Provide full text of annual report)

[GRAPHIC]

ANNUAL REPORT FOR
ONEAMERICA(R) FUNDS, INC.

DECEMBER 31, 2003

[AUL A ONEAMERICA(R) FINANCIAL PARTNER LOGO]

THE REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE PARTICIPANTS. THE REPORT IS NOT TO BE DISTRIBUTED TO PROSPECTIVE INVESTORS AS SALES LITERATURE UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS OF ONEAMERICA FUNDS, INC., AND AUL AMERICAN UNIT TRUST, AUL AMERICAN INDIVIDUAL UNIT TRUST, AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST OR AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST WHICH CONTAINS FURTHER INFORMATION CONCERNING THE SALES CHARGE, EXPENSES AND OTHER PERTINENT INFORMATION.

REGISTERED GROUP AND INDIVIDUAL VARIABLE ANNUITY AND VARIABLE LIFE CONTRACTS ISSUED BY AMERICAN UNITED LIFE INSURANCE COMPANY(R) (AUL) ARE DISTRIBUTED BY ONEAMERICA SECURITIES, INC., MEMBER NASD, SIPC, A WHOLLY OWNED SUBSIDIARY OF AUL.

                DIRECTORS AND OFFICERS OF ONEAMERICA FUNDS, INC.

R. Stephen Radcliffe, Chairman of the Board and President
Dr. Ronald D. Anderson, DIRECTOR
    Retired Professor, Kelley School of Business
    Indiana University, Indianapolis, Indiana
James W. Murphy, DIRECTOR
Constance E. Lund, TREASURER

Jean L. Wojtowicz, DIRECTOR
    President,
    Cambridge Capital Management Corporation
    Indianapolis, Indiana
Donald J. Stuhldreher, DIRECTOR
    Former President,
    The Huntington Company
Thomas M. Zurek, SECRETARY
John C. Swhear, ASSISTANT SECRETARY

[PHOTO OF R. STEPHEN RADCLIFFE]

A MESSAGE FROM THE CHAIRMAN OF THE BOARD OF DIRECTORS AND PRESIDENT OF ONEAMERICA FUNDS, INC.


Investor sentiment changed dramatically during 2003. As we began the year, negative investor sentiment was being fueled by the possibility of another economic recession, deflation, and an imminent war with Iraq. Throughout the year, we were also plagued with several accounting scandals involving major U.S. and foreign corporations, as well as controversy surrounding the New York Stock Exchange. Additionally, New York Attorney General Eliot Spitzer began investigating the mutual fund industry. His probe revealed mutual fund executives and managers from some of the biggest mutual fund companies were involved in market timing and/or after hours trading, to the detriment of long-term investors.

Fortunately, these concerns dissipated as investors focused on positive developments during the year. The Federal Reserve continued its accommodative stance by keeping short-term rates at 45-year lows. The federal government also supplied stimulus through tax cuts, childcare credits, and increased spending. These factors were critical in orchestrating an improvement in economic growth and corporate earnings.

This improvement in underlying fundamentals led to a marked contrast in returns earned by investors last year. After experiencing a three-year equity bear market, diversified U.S. stock funds advanced more than 32%, on average, during 2003, according to Lipper Inc., which represented their best return since 1991. Bonds, which were classified as one of the best performing asset classes from 2000 to 2002, were not able to keep up with these remarkable gains. Nevertheless, bonds still provided respectable returns during the year, as the Lehman Bond Index advanced 4.1% during 2003.

As we move into a new year, investors are wondering what lies in store for 2004. Stocks have finished an exceptional year, and valuation measures have risen. Bond investors are fearful of an ultimate increase in interest rates by the Federal Reserve if an improving economy results in increased inflation. Therefore, while the economic and profit outlook is brighter than it was a year ago, the increase in valuations and the possibility of higher interest rates during 2004 suggest that a more cautious approach to the marketplace is in order.

Investment performance for the OneAmerica Funds, Inc. for calendar 2003 was:

      PORTFOLIO                                    CLASS O            ADVISOR CLASS (1)
      ---------                                    -------            -----------------
      Value Portfolio                                36.5%                   43.3%
      Money Market Portfolio                          0.6%                    0.2%
      Investment Grade Bond Portfolio                 4.9%                    2.9%
      Asset Director Portfolio                       27.5%                   30.8%

        (1) The inception date for the Advisor Class was 3/31/03. Performance figures shown for the Advisor Class are for the period 3/31/03 to 12/31/03.

Performance numbers for the OneAmerica portfolios are net of investment advisory fees and other expenses paid by each portfolio but do not reflect specified contract charges and mortality and expense risk charges. We encourage your careful review of the Portfolio Managers' comments on the following pages.

Thank you for your continued investment and confidence in the OneAmerica Funds, Inc.


                                /s/ R. Stephen Radcliffe

                                R. Stephen Radcliffe
                                CHAIRMAN OF THE BOARD OF DIRECTORS AND PRESIDENT ONEAMERICA FUNDS, INC.


Indianapolis, Indiana
January 30, 2004

[PHOTO OF KATHRYN HUDSPETH]

A MESSAGE FROM KATHRYN HUDSPETH, PORTFOLIO MANAGER OF THE VALUE PORTFOLIO


The Value Portfolio invests primarily in equity securities selected on the basis of fundamental investment research for their long-term growth prospects. The Portfolio uses a "value" style in selecting securities, concentrating on companies that appear undervalued compared to the market and to their own historic valuation levels.

After experiencing an extremely painful bear market from 2000 to 2002, major equity indices finally posted their first annual gains since 1999. Markets rallied significantly from their lows, driven primarily by stronger economic growth, low interest rates, and positive earnings results.

The S&P 500 and the Dow Jones Industrial Average (DJIA), two commonly used equity benchmarks, advanced over 28% during 2003 and gained over 40% from their lows hit in October 2002. During December 2003, the DJIA was able to break above the 10,000-point level, a positive psychological factor for the stock market.

The investment return for the Value Portfolio - Class O was 36.5% during 2003. It outperformed the S&P 500 and the DJIA, as well as the average diversified U.S. stock fund, which advanced 32.4% last year. As this Portfolio utilizes a value investment style, it is also helpful to compare its return to the Russell 3000 Value Index, which gained 31.1% for the twelve months ended December 2003.

The Value Portfolio is characterized as "multi-cap," which means it is not limited to just one size of company. Instead, it typically purchases a combination of large, medium and small capitalization names. During 2003, small and medium sized companies outperformed large-cap companies, on average. So these smaller company holdings provided incremental return for the Portfolio.

The Portfolio benefited from holding several metal companies, which advanced handsomely during the year in response to improved economic activity. Technology and economically sensitive holdings also provided a boost to portfolio return. Although the Portfolio is still underweighted in health care stocks, this weighting was increased during the year as opportunities began to look attractive from a value standpoint.

The economic and corporate earnings landscape has improved dramatically over the past twelve months. The problem, however, is this good news is already reflected in the materially higher level of equity prices and valuations. As a result, equity returns are expected to moderate in 2004 to more normalized levels.

[CHART]

ONEAMERICA VALUE PORTFOLIO - CLASS O

            VALUE PORTFOLIO - CLASS O               S&P 500
Dec-1993                    $  10,000             $  10,000
Mar-1994                    $  10,009             $   9,619
Jun-1994                    $   9,820             $   9,658
Sep-1994                    $  10,309             $  10,134
Dec-1994                    $  10,263             $  10,131
Mar-1995                    $  10,551             $  11,117
Jun-1995                    $  11,396             $  12,172
Sep-1995                    $  12,052             $  13,140
Dec-1995                    $  12,261             $  13,923
Mar-1996                    $  12,751             $  14,681
Jun-1996                    $  13,292             $  15,343
Sep-1996                    $  13,873             $  15,812
Dec-1996                    $  14,612             $  17,136
Mar-1997                    $  14,907             $  17,585
Jun-1997                    $  17,054             $  20,660
Sep-1997                    $  18,937             $  22,214
Dec-1997                    $  18,937             $  22,851
Mar-1998                    $  20,806             $  26,039
Jun-1998                    $  20,727             $  26,898
Sep-1998                    $  17,985             $  24,222
Dec-1998                    $  20,285             $  29,381
Mar-1999                    $  20,277             $  30,845
Jun-1999                    $  22,489             $  33,019
Sep-1999                    $  20,296             $  30,959
Dec-1999                    $  20,093             $  35,565
Mar-2000                    $  19,591             $  36,380
Jun-2000                    $  19,342             $  35,412
Sep-2000                    $  21,859             $  35,069
Dec-2000                    $  23,647             $  32,323
Mar-2001                    $  23,226             $  28,489
Jun-2001                    $  25,797             $  30,156
Sep-2001                    $  22,544             $  25,729
Dec-2001                    $  26,320             $  28,479
Mar-2002                    $  28,686             $  28,559
Jun-2002                    $  27,278             $  24,732
Sep-2002                    $  22,046             $  20,458
Dec-2002                    $  24,478             $  22,179
Mar-2003                    $  23,271             $  21,483
Jun-2003                    $  27,243             $  24,789
Sep-2003                    $  29,036             $  25,446
Dec-2003                    $  33,411             $  28,545

       AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                        VALUE
                                                       CLASS O          S&P 500
   One Year                                               36.5%            28.7%
   Five Years                                             10.5%            -0.6%
   Ten Years                                              12.8%            11.1%
   Value of a hypothetical $10,000
     investment made on 12/31/93                      $ 33,411         $ 28,545

The charts above show the Value Portfolio - Class O's total returns, which include changes in share price and reinvestment of dividends and capital gains. Figures for the S&P 500, an unmanaged index of common stocks, include reinvestment of dividends and capital gains. S&P 500 is a registered trademark of Standard & Poor's Corporation. Investors cannot directly invest in an index.

Performance numbers for the Value Portfolio - Class O are net of all portfolio operating expenses, but do not include separate account or contract charges. If performance data included the effect of these charges, the returns would be lower. Past performance is no guarantee of future results. Principal and investment return will vary so shares may be worth more or less than their original cost when redeemed.

[CHART]

ONEAMERICA VALUE PORTFOLIO - ADVISOR CLASS

           VALUE PORTFOLIO-ADVISOR CLASS     S&P 500
Mar-2003                       $  10,000   $  10,000
Jun-2003                       $  11,699   $  11,539
Sep-2003                       $  12,458   $  11,845
Dec-2003                       $  14,326   $  13,287

       AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                        VALUE
                                                    ADVISOR CLASS       S&P 500
   One Year                                                N/A              N/A
   Five Years                                              N/A              N/A
   Ten Years                                               N/A              N/A
   Since Inception                                        43.3%            32.9%
   Value of a hypothetical $10,000
     investment made on 3/31/2003                     $ 14,326         $ 13,287

The charts above show the Value Portfolio-Advisor Class's total returns, which include changes in share price and reinvestment of dividends and capital gains. Figures for the S&P 500, an unmanaged index of common stocks, include reinvestment of dividends and capital gains. S&P 500 is a registered trademark of Standard & Poor's Corporation. Investors cannot directly invest in an index.

Performance numbers for the Value Portfolio Advisor Class are net of all portfolio operating expenses, but do not include separate account or contract charges. If performance data included the effect of these charges, the returns would be lower. Past performance is no guarantee of future results. Principal and investment return will vary so shares may be worth more or less than their original cost when redeemed.

[PHOTO OF KENT ADAMS]

A MESSAGE FROM KENT ADAMS, PORTFOLIO MANAGER OF INVESTMENT GRADE BOND PORTFOLIO


The Investment Grade Bond Portfolio invests primarily in U.S. Treasury and Agency bonds and notes, corporate bonds, and U.S. Agency-backed residential mortgage obligations. Portfolio holdings may range in maturity from overnight money market investments to bonds with maturities as long as thirty years. The average maturity of the Portfolio is shortened or lengthened depending on the outlook for interest rates. The mix of corporate bonds, U.S. Agencies and Treasuries, and mortgage-backed securities in the portfolio is altered depending on the relative attractiveness of these sectors.

The average quality of the Investment Grade Bond Portfolio is high with approximately 62% of the Portfolio invested in U. S. Treasury and Agency bonds and high quality mortgage and asset-backed securities at year-end 2003. The remainder of the Portfolio was allocated to corporate bonds (30%) and short-term money market instruments (4%). Approximately 7% of the Portfolio was invested in bonds rated below investment grade at year-end. The duration of the Portfolio was shorter than the Lehman Aggregate Bond Index's duration as of December 31, 2003.

After three years of stellar performance relative to equities, bond returns lagged considerably in 2003. The return for the Lehman Aggregate Bond Index in 2003 was 4.1% compared to a 32.4% return for the average U.S. stock fund. The Investment Grade Bond Portfolio - Class O earned a 4.9% return for the year.

High yield (non-investment grade) corporate bonds were the top-performers in the bond market for 2003, returning 29.0%. Investment grade corporate bonds earned a more modest 7.7%, still much better than the 2.4% average return for government bonds. Corporate bonds benefited greatly from a return of investors' appetite for credit risk. The best-performing bond portfolios in 2003 tended to hold higher risk bonds with lower credit ratings. This represented a significant reversal in sentiment following a time period of extraordinary price volatility driven by the 2001-2002 financial collapses of Enron, Worldcom, Global Crossing, Adelphia, and others.

The Investment Grade Bond Portfolio has a higher percentage of its assets invested in corporate bonds relative to the Lehman Aggregate Bond Index. Although the favorable environment for corporations is anticipated to continue in 2004, the greatly diminished yield premiums for risk currently available in this sector warrants close scrutiny of any change for the worse in the outlook for corporate financial quality.

Mortgage-backed security returns bested governments by a modest amount last year. Returns suffered, however, from the impact of high residential mortgage prepayments as many homeowners took advantage of historically low interest rates to refinance their mortgages.

The Investment Grade Bond Portfolio is currently positioned cautiously from a maturity standpoint relative to the Lehman Aggregate Index. Should inflationary expectations stage a comeback in 2004, bond investors face the question of when the Federal Reserve might react by boosting interest rates. Although the timing of a shift in Federal Reserve policy is always difficult to predict, a rapidly growing economy, growing U.S. budget deficits, and weakness in the dollar all point to the increasing risk of higher interest rates.

[CHART]

ONEAMERICA INVESTMENT GRADE BOND PORTFOLIO - CLASS O

            INVESTMENT GRADE BOND PORTFOLIO - CLASS O       LEHMAN AGGREGATE
Dec-1993                                    $  10,000              $  10,000
Mar-1994                                    $   9,681              $   9,713
Jun-1994                                    $   9,566              $   9,613
Sep-1994                                    $   9,609              $   9,672
Dec-1994                                    $   9,644              $   9,708
Mar-1995                                    $  10,094              $  10,198
Jun-1995                                    $  10,685              $  10,819
Sep-1995                                    $  10,870              $  11,032
Dec-1995                                    $  11,360              $  11,502
Mar-1996                                    $  11,086              $  11,297
Jun-1996                                    $  11,104              $  11,361
Sep-1996                                    $  11,284              $  11,570
Dec-1996                                    $  11,614              $  11,918
Mar-1997                                    $  11,555              $  11,851
Jun-1997                                    $  11,929              $  12,287
Sep-1997                                    $  12,287              $  12,696
Dec-1997                                    $  12,526              $  13,071
Mar-1998                                    $  12,758              $  13,272
Jun-1998                                    $  13,027              $  13,583
Sep-1998                                    $  13,526              $  14,157
Dec-1998                                    $  13,624              $  14,205
Mar-1999                                    $  13,562              $  14,133
Jun-1999                                    $  13,401              $  14,008
Sep-1999                                    $  13,495              $  14,104
Dec-1999                                    $  13,473              $  14,087
Mar-2000                                    $  13,728              $  14,398
Jun-2000                                    $  13,960              $  14,647
Sep-2000                                    $  14,374              $  15,089
Dec-2000                                    $  14,923              $  15,725
Mar-2001                                    $  15,435              $  16,201
Jun-2001                                    $  15,523              $  16,292
Sep-2001                                    $  16,168              $  17,045
Dec-2001                                    $  15,983              $  17,051
Mar-2002                                    $  15,982              $  17,068
Jun-2002                                    $  16,327              $  17,700
Sep-2002                                    $  16,947              $  18,512
Dec-2002                                    $  17,246              $  18,803
Mar-2003                                    $  17,547              $  19,064
Jun-2003                                    $  17,991              $  19,541
Sep-2003                                    $  17,968              $  19,512
Dec-2003                                    $  18,085              $  19,574

       AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                               INVESTMENT GRADE BOND
                                                     CLASS O            LEHMAN AGGREGATE
   One Year                                              4.9%                   4.1%
   Five Years                                            5.8%                   6.6%
   Ten Years                                             6.1%                   7.0%
   Value of a hypothetical $10,000
     investment made on 12/31/93                    $ 18,085               $ 19,574

The charts above show the Investment Grade Bond Portfolio - Class O's total returns, which include changes in share price and reinvestment of income and capital gains. Figures for the Lehman Aggregate, an unmanaged index of government and corporate bonds, which is a broad measure of the performance of the U.S. bond market, include reinvestment of income and capital gains. Investors cannot directly invest in an index.

Performance numbers for the Investment Grade Bond Portfolio - Class O are net of all portfolio operating expenses, but do not include separate account or contract charges. If the performance data included the effect of these charges, the returns would be lower. Past performance is no guarantee of future results. Principal and investment return will vary so shares may be worth more or less than their original cost when redeemed.

[CHART]

ONEAMERICA INVESTMENT GRADE BOND PORTFOLIO - ADVISOR CLASS

          INVESTMENT GRADE BOND PORTFOLIO-ADVISOR CLASS      LEHMAN AGGREGATE
Mar-2003                                      $  10,000             $  10,000
Jun-2003                                      $  10,250             $  10,250
Sep-2003                                      $  10,260             $  10,235
Dec-2003                                      $  10,292             $  10,267

       AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                 INVESTMENT GRADE BOND    LEHMAN AGGREGATE
                                                     ADVISOR CLASS
   One Year                                                N/A                    N/A
   Five Years                                              N/A                    N/A
   Ten Years                                               N/A                    N/A
   Since Inception                                         2.9%                   2.7%
   Value of a hypothetical $10,000
     investment made on 3/31/2003                     $ 10,292               $ 10,267

The charts above show the Investment Grade Bond Portfolio-Advisor Class's total returns, which include changes in share price and reinvestment of income and capital gains. Figures for the Lehman Aggregate, an unmanaged index of government and corporate bonds, which is a broad measure of the performance of the U.S. bond market, include reinvestment of income and capital gains. Investors cannot directly invest in an index.

Performance numbers for the Investment Grade Bond Portfolio-Advisor Class are net of all portfolio operating expenses, but do not include separate account or contract charges. If the performance data included the effect of these charges, the returns would be lower. Past performance is no guarantee of future results. Principal and investment return will vary so shares may be worth more or less than their original cost when redeemed.

A MESSAGE FROM KENT ADAMS AND KATHRYN HUDSPETH, PORTFOLIO MANAGERS OF THE ASSET DIRECTOR PORTFOLIO


The Asset Director Portfolio invests in a diversified portfolio of publicly traded common stocks, debt securities, and money market securities. The composition of the Portfolio is varied from time-to-time based on an evaluation of economic and market trends.

The improving economy, better corporate profitability, and the historically low level of interest rates in 2003 increased investor appetite for riskier assets. After three years of weak performance relative to bonds, common stocks dominated performance in 2003. The S&P 500 Index registered an annual return of 28.7% while the Lehman Aggregate Bond Index earned a much more modest return of 4.1%.

The Asset Director Portfolio has benefited greatly in recent years from a value approach to equity investing. In 2003, the Portfolio's return was boosted both by the emphasis on value stocks and by a larger-than-normal percentage allocation to equities relative to bonds and short-term investments. A one-year return of 27.5% and a three-year return of 11.2% rank the Asset Director Portfolio - Class O among the best when compared to other funds with similar investment objectives.

At the end of 2003, the Asset Director Portfolio had nearly 70% of assets invested in common stocks, 23% in bonds, and 6% in money market instruments. The percentage of common stocks in the Portfolio was boosted during the year in anticipation of strong relative performance. The bond portion of the Portfolio was reduced as a percentage of assets and shortened in average duration.

Although equity returns in 2004 are not expected to match the excellent returns achieved in 2003, many investors remain optimistic that common stocks will continue to outperform bonds and money market investments. A more cautious asset allocation may be warranted as the year unfolds, however, especially if valuations increase significantly. With returns on money market-type investments currently at extraordinarily low levels, careful timing of any increase in the Portfolio allocation to more defensive, short-term investments is of particular importance.

[CHART]

ONEAMERICA ASSET DIRECTOR PORTFOLIO - CLASS O

        ASSET DIRECTOR PORTFOLIO - CLASS O         S&P 500     LEHMAN AGGREGATE
Dec-1993                         $  10,000       $  10,000            $  10,000
Mar-1994                         $   9,830       $   9,619            $   9,713
Jun-1994                         $   9,636       $   9,658            $   9,613
Sep-1994                         $   9,934       $  10,134            $   9,672
Dec-1994                         $   9,906       $  10,131            $   9,708
Mar-1995                         $  10,311       $  11,117            $  10,198
Jun-1995                         $  11,038       $  12,172            $  10,819
Sep-1995                         $  11,476       $  13,140            $  11,032
Dec-1995                         $  11,801       $  13,923            $  11,502
Mar-1996                         $  11,955       $  14,681            $  11,297
Jun-1996                         $  12,268       $  15,343            $  11,361
Sep-1996                         $  12,634       $  15,812            $  11,570
Dec-1996                         $  13,193       $  17,136            $  11,918
Mar-1997                         $  13,324       $  17,585            $  11,851
Jun-1997                         $  14,656       $  20,660            $  12,287
Sep-1997                         $  15,839       $  22,214            $  12,696
Dec-1997                         $  15,958       $  22,851            $  13,071
Mar-1998                         $  17,022       $  26,039            $  13,272
Jun-1998                         $  17,145       $  26,898            $  13,583
Sep-1998                         $  16,013       $  24,222            $  14,157
Dec-1998                         $  17,277       $  29,381            $  14,205
Mar-1999                         $  17,240       $  30,845            $  14,133
Jun-1999                         $  18,242       $  33,019            $  14,008
Sep-1999                         $  17,246       $  30,959            $  14,104
Dec-1999                         $  17,146       $  35,565            $  14,087
Mar-2000                         $  17,122       $  36,380            $  14,398
Jun-2000                         $  17,098       $  35,412            $  14,647
Sep-2000                         $  18,563       $  35,069            $  15,089
Dec-2000                         $  19,829       $  32,323            $  15,725
Mar-2001                         $  19,895       $  28,489            $  16,201
Jun-2001                         $  21,381       $  30,156            $  16,292
Sep-2001                         $  19,709       $  25,729            $  17,045
Dec-2001                         $  21,926       $  28,479            $  17,051
Mar-2002                         $  23,323       $  28,559            $  17,068
Jun-2002                         $  22,595       $  24,732            $  17,700
Sep-2002                         $  19,674       $  20,458            $  18,512
Dec-2002                         $  21,366       $  22,179            $  18,803
Mar-2003                         $  20,787       $  21,483            $  19,064
Jun-2003                         $  23,427       $  24,789            $  19,541
Sep-2003                         $  24,500       $  25,446            $  19,512
Dec-2003                         $  27,241       $  28,545            $  19,574

       AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                               ASSET DIRECTOR
                                                   CLASS O             S&P 500         LEHMAN AGGREGATE
   One Year                                          27.5%                28.7%                4.1%
   Five Years                                         9.5%                -0.6%                6.6%
   Ten Years                                         10.5%                11.1%                7.0%
   Value of a hypothetical $10,000
     investment made on 12/31/93                 $ 27,241             $ 28,545            $ 19,574

The charts above show the Asset Director Portfolio - Class O's total returns, which include changes in share price and reinvestment of dividends and capital gains. Figures for the S&P 500, an unmanaged index of common stocks, includes reinvestment of dividends and capital gains. S&P 500 is a registered trademark of Standard & Poor's Corporation. Figures for the Lehman Aggregate, an unmanaged index of government and corporate bonds, which is a broad measure of the performance of the U.S. bond market, include reinvestment of income and capital gains. Investors cannot directly invest in an index.

Performance numbers for the Asset Director Portfolio - Class O are net of all portfolio operating expenses, but do not include separate account or contract charges. If performance data included the effect of these charges, it would be lower. Past performance is no guarantee of future results. Principal and investment return will vary so shares may be worth more or less than their original cost when redeemed.

[CHART]

ONEAMERICA ASSET DIRECTOR PORTFOLIO - ADVISOR CLASS

           ASSET DIRECTOR PORTFOLIO-ADVISOR CLASS      S&P 500      LEHMAN AGGREGATE
Mar-2003                                $  10,000    $  10,000             $  10,000
Jun-2003                                $  11,264    $  11,539             $  10,250
Sep-2003                                $  11,824    $  11,845             $  10,235
Dec-2003                                $  13,078    $  13,287             $  10,267

       AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                               ASSET DIRECTOR
                                               ADVISOR CLASS           S&P 500         LEHMAN AGGREGATE
   One Year                                           N/A                  N/A                 N/A
   Five Years                                         N/A                  N/A                 N/A
   Ten Years                                          N/A                  N/A                 N/A
   Since Inception                                   30.8%                32.9%                2.7%
   Value of a hypothetical $10,000
      investment made on 3/31/2003               $ 13,078             $ 13,287            $ 10,267

The charts above show the Asset Director Portfolio-Advisor Class's total returns, which include changes in share price and reinvestment of dividends and capital gains. Figures for the S&P 500, an unmanaged index of common stocks, includes reinvestment of dividends and capital gains. S&P 500 is a registered trademark of Standard & Poor's Corporation. Figures for the Lehman Aggregate, an unmanaged index of government and corporate bonds, which is a broad measure of the performance of the U.S. bond market, include reinvestment of income and capital gains. Investors cannot directly invest in an index.

Performance numbers for the Asset Director Portfolio-Advisor Class are net of all portfolio operating expenses, but do not include separate account or contract charges. If performance data included the effect of these charges, it would be lower. Past performance is no guarantee of future results. Principal and investment return will vary so shares may be worth more or less than their original cost when redeemed.

                         REPORT OF INDEPENDENT AUDITORS


THE SHAREHOLDERS AND BOARD OF DIRECTORS
ONEAMERICA FUNDS, INC.


In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Portfolio, Money Market Portfolio, Investment Grade Bond Portfolio and Asset Director Portfolio (four portfolios constituting the OneAmerica Funds, Inc., hereafter referred to as the "Funds") at December 31, 2003, and the results of each of their operations for the year or period then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/ PriceWaterhouseCoopers LLP

February 6, 2004

                             ONEAMERICA FUNDS, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                                                          PORTFOLIO
                                                --------------------------------------------------------------
                                                                   MONEY         INVESTMENT         ASSET
                                                    VALUE          MARKET        GRADE BOND        DIRECTOR
                                                -------------   -------------   -------------    -------------
ASSETS:
  Investments at value                          $ 196,132,978   $ 208,004,411   $ 126,328,275    $ 163,930,920
  Capital stock sold                                  228,397         370,257         130,064          132,077
  Receivable for investments sold                   1,421,918       5,200,000               -        1,119,813
  Dividends and interest receivable                   161,792          18,118       1,094,916          493,623
                                                -------------   -------------   -------------    -------------
      Total assets                                197,945,085     213,592,786     127,553,255      165,676,433
                                                -------------   -------------   -------------    -------------
LIABILITIES:
  Capital stock reacquired                                  -               -              15                -
  Payable for investments purchased                 4,873,777       5,000,000       1,339,176        3,092,836
  Accrued investment advisory fees                     91,688          83,079          61,959           78,020
  Accrued expenses                                     35,542          70,492          10,481           29,002
                                                -------------   -------------   -------------    -------------
      Total liabilities                             5,001,007       5,153,571       1,411,631        3,199,858
                                                -------------   -------------   -------------    -------------
NET ASSETS                                      $ 192,944,078   $ 208,439,215   $ 126,141,624    $ 162,476,575
                                                =============   =============   =============    =============
NET ASSETS BY CLASS OF SHARES
  Class O                                       $ 192,939,539   $ 208,405,390   $ 124,744,874    $ 162,253,573
  Advisor Class                                         4,539          33,825       1,396,750          223,002
                                                -------------   -------------   -------------    -------------
      Total net assets                          $ 192,944,078   $ 208,439,215   $ 126,141,624    $ 162,476,575
                                                =============   =============   =============    =============
SHARES OUTSTANDING
  Class O                                           8,702,901     208,405,390      11,261,964        9,668,076
  Advisor Class                                           205          33,825         126,203           13,301
                                                -------------   -------------   -------------    -------------
      Total shares outstanding                      8,703,106     208,439,215      11,388,167        9,681,377
                                                =============   =============   =============    =============
NET ASSET VALUE PER SHARE
  Class O                                       $       22.17   $        1.00   $       11.08    $       16.78
                                                =============   =============   =============    =============
  Advisor Class                                 $       22.14   $        1.00   $       11.07    $       16.77
                                                =============   =============   =============    =============
  Investments at cost                           $ 154,287,521   $ 208,004,411   $ 122,651,834    $ 135,547,704
                                                =============   =============   =============    =============
ANALYSIS OF NET ASSETS:
   Paid-in-capital                              $ 148,661,011   $ 208,439,215   $ 123,695,771    $ 133,239,148
   Undistributed net investment
    income                                                  -               -               -            3,333
   Undistributed net realized
    gain (loss)                                     2,437,610               -      (1,230,588)         850,877
   Unrealized appreciation
    (depreciation)                                 41,845,457               -       3,676,441       28,383,217
                                                -------------   -------------   -------------    -------------
                                                $ 192,944,078   $ 208,439,215   $ 126,141,624    $ 162,476,575
                                                =============   =============   =============    =============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                         PORTFOLIO
                                                --------------------------------------------------------------
                                                                   MONEY         INVESTMENT         ASSET
                                                    VALUE          MARKET        GRADE BOND        DIRECTOR
                                                -------------   -------------   -------------    -------------
INVESTMENT INCOME:
  Income:
   Dividends (net of foreign                    $   2,248,780   $           -   $     139,947    $   1,524,622
     taxes withheld of $21,589, $0,
     $0, and $13,928, respectively )
   Interest                                           107,257       2,592,044       6,113,344        1,827,197
                                                -------------   -------------   -------------    -------------
                                                    2,356,037       2,592,044       6,253,291        3,351,819
                                                -------------   -------------   -------------    -------------
EXPENSES:
  Investment advisory fee                             732,460         912,572         639,846          636,588
  Custodian and service agent fee                     111,656         210,782         117,737           98,613
  Professional fees                                    13,178          21,652          16,659           14,695
  Director fees                                         7,543           7,759           7,791            7,770
  Printing                                              5,134           9,262           6,951            6,008
  Distribution (12b-1) fee                                  4             659             963              228
  Other                                                 9,396          13,654          41,152            8,874
                                                -------------   -------------   -------------    -------------
  Total expenses                                      879,371       1,176,340         831,099          772,776
                                                -------------   -------------   -------------    -------------

      Net investment income                         1,476,666       1,415,704       5,422,192        2,579,043
                                                -------------   -------------   -------------    -------------
GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss)
   on investments                                   2,495,929               -        (898,596)         908,128
  Net change in unrealized
   appreciation (depreciation)
   on investments                                  43,923,882               -       1,501,537       28,874,998
                                                -------------   -------------   -------------    -------------
      Net gain                                     46,419,811               -         602,941       29,783,126
                                                -------------   -------------   -------------    -------------

NET INCREASE IN NET ASSETS
  FROM OPERATIONS                               $  47,896,477   $   1,415,704   $   6,025,133    $  32,362,169
                                                =============   =============   =============    =============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                              PORTFOLIO
                                           ----------------------------------------------------------------------------
                                                           VALUE                             MONEY MARKET
                                           ------------------------------------    ------------------------------------
                                               YEAR ENDED         YEAR ENDED         YEAR ENDED          YEAR ENDED
                                             DEC. 31, 2003       DEC. 31, 2002      DEC. 31, 2003       DEC. 31, 2002
                                           ----------------    ----------------    ----------------    ----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                    $      1,476,666    $      1,350,181    $      1,415,704    $      2,559,273
  Net realized gain (loss)                        2,495,929           3,804,317                   -                   -
  Net change in unrealized
   appreciation (depreciation)                   43,923,882         (16,473,761)                  -                   -
                                           ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets
     from operations                             47,896,477         (11,319,263)          1,415,704           2,559,273
                                           ----------------    ----------------    ----------------    ----------------
DIVIDENDS AND DISTRIBUTIONS:
  From net investment income
   Class O                                       (1,477,811)         (1,374,679)         (1,415,262)         (2,559,273)
   Advisor Class*                                       (24)                  -                (442)                  -
  From net realized gain
   Class O                                                -          (3,922,289)                  -                   -
   Advisor Class*                                         -                   -                   -                   -
  Return of capital
   Class O                                                -            (117,534)                  -                   -
   Advisor Class*                                         -                   -                   -                   -
                                           ----------------    ----------------    ----------------    ----------------
   Increase (decrease)                           (1,477,835)         (5,414,502)         (1,415,704)         (2,559,273)
                                           ----------------    ----------------    ----------------    ----------------
SHAREHOLDER TRANSACTIONS:
  Proceeds from shares sold:
   Class O                                       30,428,576          47,270,233         441,214,559       1,441,722,733
   Advisor Class*                                     3,970                   -           1,708,011                   -
  Reinvested distributions:
   Class O                                        1,477,811           5,414,502           1,423,707           2,561,499
   Advisor Class*                                        24                   -                 442                   -
  Cost of shares redeemed:
   Class O                                      (12,911,925)        (23,052,697)       (479,165,804)     (1,390,026,794)
   Advisor Class*                                       (77)                  -          (1,674,628)                  -
                                           ----------------    ----------------    ----------------    ----------------
   Increase (decrease)                           18,998,379          29,632,038         (36,493,713)         54,257,438
                                           ----------------    ----------------    ----------------    ----------------

   Net increase (decrease) in net assets         65,417,021          12,898,273         (36,493,713)         54,257,438
   Net assets at beginning of year              127,527,057         114,628,784         244,932,928         190,675,490
                                           ----------------    ----------------    ----------------    ----------------
NET ASSETS AT END OF YEAR                  $    192,944,078    $    127,527,057    $    208,439,215    $    244,932,928
                                           ================    ================    ================    ================
CHANGES IN CAPITAL STOCK OUTSTANDING
  Shares sold:
   Class O                                        1,609,769           2,517,302         441,214,559       1,441,722,733
   Advisor Class*                                       207                   -           1,708,011                   -
  Reinvested distributions:
   Class O                                           72,425             331,168           1,423,707           2,561,499
   Advisor Class*                                         1                   -                 442                   -
  Shares redeemed:
   Class O                                         (762,573)         (1,297,122)       (479,165,804)     (1,390,026,794)
   Advisor Class*                                        (3)                  -          (1,674,628)                  -
                                           ----------------    ----------------    ----------------    ----------------
Net increase (decrease)                             919,826           1,551,348         (36,493,713)         54,257,438
Shares outstanding at beginning of year           7,783,280           6,231,932         244,932,928         190,675,490
                                           ----------------    ----------------    ----------------    ----------------
Shares outstanding at end of year                 8,703,106           7,783,280         208,439,215         244,932,928
                                           ================    ================    ================    ================

*COMMENCEMENT OF OPERATIONS 3/31/2003

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                              PORTFOLIO
                                           ----------------------------------------------------------------------------
                                                   INVESTMENT GRADE BOND                    ASSET DIRECTOR
                                           ------------------------------------    ------------------------------------
                                               YEAR ENDED         YEAR ENDED         YEAR ENDED          YEAR ENDED
                                             DEC. 31, 2003       DEC. 31, 2002      DEC. 31, 2003       DEC. 31, 2002
                                           ----------------    ----------------    ----------------    ----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                    $      5,422,192    $      4,846,107    $      2,579,043    $      2,519,807
  Net realized gain (loss)                         (898,596)            185,172             908,128           2,281,531
  Net change in unrealized
   appreciation (depreciation)                    1,501,537           2,430,326          28,874,998          (8,578,706)
                                           ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets
     from operations                              6,025,133           7,461,605          32,362,169          (3,777,368)
                                           ----------------    ----------------    ----------------    ----------------
DIVIDENDS AND DISTRIBUTIONS:
  From net investment income
   Class O                                       (5,493,637)         (4,981,453)         (2,602,927)         (2,623,651)
   Advisor Class*                                   (44,019)                  -              (2,530)                  -
  From net realized gain
   Class O                                                -            (102,069)                  -          (2,234,050)
   Advisor Class*                                         -                   -                   -                   -
  Return of capital
   Class O                                                -             (84,390)                  -             (25,420)
   Advisor Class*                                         -                   -                   -                   -
                                           ----------------    ----------------    ----------------    ----------------
   Increase (decrease)                           (5,537,656)         (5,167,912)         (2,605,457)         (4,883,121)
                                           ----------------    ----------------    ----------------    ----------------
SHAREHOLDER TRANSACTIONS:
  Proceeds from shares sold:
   Class O                                       47,495,516          67,031,411          28,317,897          31,489,570
   Advisor Class*                                 1,569,723                   -             199,097                   -
  Reinvested distributions:
   Class O                                        5,493,637           5,167,912           2,602,927           4,883,121
   Advisor Class*                                    44,019                   -               2,530                   -
  Cost of shares redeemed:
   Class O                                      (47,711,085)        (33,803,573)         (5,451,981)        (11,754,791)
   Advisor Class*                                  (195,252)                  -              (3,678)                  -
                                           ----------------    ----------------    ----------------    ----------------
   Increase                                       6,696,558          38,395,750          25,666,792          24,617,900
                                           ----------------    ----------------    ----------------    ----------------
   Net increase in net assets                     7,184,035          40,689,443          55,423,504          15,957,411
   Net assets at beginning of year              118,957,589          78,268,146         107,053,071          91,095,660
                                           ----------------    ----------------    ----------------    ----------------
NET ASSETS AT END OF YEAR                  $    126,141,624    $    118,957,589    $    162,476,575    $    107,053,071
                                           ================    ================    ================    ================
CHANGES IN CAPITAL STOCK OUTSTANDING
  Shares sold:
   Class O                                        4,241,647           6,041,539           1,909,072           2,176,961
   Advisor Class*                                   139,476                   -              13,372                   -
  Reinvested distributions:
   Class O                                          495,440             468,214             165,305             364,883
   Advisor Class*                                     3,976                   -                 150                   -
  Shares redeemed:
   Class O                                       (4,251,618)         (3,049,336)           (393,285)           (876,131)
   Advisor Class*                                   (17,249)                  -                (221)                  -
                                           ----------------    ----------------    ----------------    ----------------
Net increase                                        611,672           3,460,417           1,694,393           1,665,713
Shares outstanding at beginning of year          10,776,495           7,316,078           7,986,984           6,321,271
                                           ----------------    ----------------    ----------------    ----------------
Shares outstanding at end of year                11,388,167          10,776,495           9,681,377           7,986,984
                                           ================    ================    ================    ================

*COMMENCEMENT OF OPERATIONS 3/31/2003

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                                 VALUE PORTFOLIO
                                DECEMBER 31, 2003

                                                                          MARKET
                    DESCRIPTION                          SHARES           VALUE
--------------------------------------------------   --------------   --------------
COMMON STOCK (90.2%)
  Aerospace & Defense (4.0%)
   Boeing Co.                                                12,500   $      526,750
   General Dynamics Corp.                                    40,000        3,615,600
   Precision Castparts Corp.                                 82,900        3,764,489
                                                                      --------------
                                                                           7,906,839
                                                                      --------------
  Apparel (8.5%)
   Columbia Sportswear Co.*                                  36,250        1,975,625
   Kellwood Co.                                             119,800        4,911,800
   Liz Claiborne, Inc.                                       78,400        2,780,064
   Reebok International                                      86,400        3,397,248
   Wolverine World Wide, Inc.                               175,250        3,571,595
                                                                      --------------
                                                                          16,636,332
                                                                      --------------
  Automotive & Auto Parts (2.4%)
   TBC Corp.*                                               181,320        4,679,869
                                                                      --------------
  Banking & Financial Services (8.0%)
   Bank One Corp.                                            97,563        4,447,897
   Citigroup, Inc.                                           63,921        3,102,725
   Investment Technology
     Group, Inc.*                                           259,000        4,182,850
   Washington Mutual, Inc.                                   97,327        3,904,759
                                                                      --------------
                                                                          15,638,231
                                                                      --------------
  Cement & Aggregates (2.5%)
   Lafarge North America, Inc.                              121,300        4,915,076
                                                                      --------------
  Chemicals (1.3%)
   Dow Chemical                                              62,600        2,602,282
                                                                      --------------
  Computer Hardware & Software (6.0%)
   Autodesk, Inc.                                           280,600        6,897,148
   Hewlett-Packard Co.                                      211,708        4,862,933
                                                                      --------------
                                                                          11,760,081
                                                                      --------------
  Consumer Products (0.8%)
   Helen of Troy Ltd.*                                       64,900        1,502,435
                                                                      --------------
  Diversified Manufacturing (6.8%)
   Carlisle Cos., Inc.                                       97,100        5,909,506
   Crane Co.                                                 91,200        2,803,488
   Trinity Industries                                       151,700        4,678,428
                                                                      --------------
                                                                          13,391,422
                                                                      --------------
  Electrical Equipment & Electronics (7.1%)
   American Power Conversion                                225,600   $    5,515,920
   Baldor Electric Co.                                      205,880        4,704,358
   General Electric Co.                                      57,800        1,790,644
   Kemet Corp.*                                             133,100        1,822,139
                                                                      --------------
                                                                          13,833,061
                                                                      --------------
  Furniture (4.4%)
   Furniture Brands
     International, Inc.                                    133,900        3,927,287
   La-Z-Boy, Inc.                                           221,600        4,649,168
                                                                      --------------
                                                                           8,576,455
                                                                      --------------
  Health Care & Pharmaceuticals (8.0%)
   McKesson HBOC, Inc.                                      153,200        4,926,912
   Merck & Co., Inc.                                         27,600        1,275,120
   Pfizer, Inc.                                             149,400        5,278,302
   Priority Healthcare Corp.
     Class "B"*                                             174,600        4,209,606
                                                                      --------------
                                                                          15,689,940
                                                                      --------------
  Housing (0.5%)
   Fleetwood Enterprises, Inc.*                              16,200          166,212
   Toll Brothers, lnc.*                                      22,700          902,552
                                                                      --------------
                                                                           1,068,764
                                                                      --------------
  Metals & Mining (2.6%)
   Alcoa, Inc.                                               61,300        2,329,400
   Cleveland-Cliffs, Inc.*                                   13,400          682,730
   Phelps Dodge Corp.*                                       27,700        2,107,693
                                                                      --------------
                                                                           5,119,823
                                                                      --------------
  Oil & Oil Services (6.2%)
   Royal Dutch Petroleum Co.                                 95,600        5,008,484
   Tidewater, Inc.                                          143,500        4,287,780
   Valero Energy Corp.                                       62,600        2,900,884
                                                                      --------------
                                                                          12,197,148
                                                                      --------------
  Paper & Forest Products (2.2%)
   Wausau-Mosinee
     Paper Corp.                                            316,300        4,276,376
                                                                      --------------
  Recreation (4.3%)
   Brunswick Corp.                                          157,900        5,025,958
   Mattel, Inc.                                             176,100        3,393,447
                                                                      --------------
                                                                           8,419,405
                                                                      --------------
  Restaurants (2.6%)
   Outback Steakhouse, Inc.                                  61,500        2,718,915
   Ryan's Family
     Steak Houses, Inc.*                                    149,800        2,267,972
                                                                      --------------
                                                                           4,986,887
                                                                      --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                          MARKET
                       DESCRIPTION                       SHARES           VALUE
--------------------------------------------------   --------------   --------------
COMMON STOCK (90.2%) (CONTINUED)
  Retail (3.7%)
   BJ's Wholesale Club, Inc.*                               211,500   $    4,856,040
   Longs Drug Stores, Inc.                                   98,200        2,429,468
                                                                      --------------
                                                                           7,285,508
                                                                      --------------
  Telecommunication Services & Equipment (5.9%)
   Nokia Corp. - ADR                                        227,200        3,862,400
   Scientific-Atlanta, Inc.                                  69,200        1,889,160
   Sprint Corp. (FON Group)                                  74,600        1,224,932
   Telefonos de Mexico Class "L" - ADR                      140,000        4,624,200
                                                                      --------------
                                                                          11,600,692
                                                                      --------------
  Transportation (2.4%)
   Alexander & Baldwin, Inc.                                 64,450        2,171,321
   Norfolk Southern Corp.                                   109,400        2,587,310
                                                                      --------------
                                                                           4,758,631
                                                                      --------------

      Total common stock (cost: $134,999,800)                            176,845,257
                                                                      --------------

                                                                 INTEREST        MATURITY       PRINCIPAL      MARKET
                        DESCRIPTION                                RATE            DATE           AMOUNT        VALUE
------------------------------------------------------------   ------------    ------------   ------------  -------------
SHORT-TERM NOTES AND BONDS (1.5%)

  COMMERCIAL PAPER
     General Electric Capital Corp.                                   0.750%       1/9/2004   $  1,500,000  $   1,499,640
     Toyota Motor Credit Capital Corp.                                1.081        1/9/2004      1,500,000      1,499,750
                                                                                                            -------------

      Total short-term notes and bonds (cost: $2,999,390)                                                       2,999,390
                                                                                                            -------------

                                                                                                 SHARES
                                                                                              ------------
  MONEY MARKET MUTUAL FUNDS (8.0%)
     Federated Investors Prime Obligation                                                        9,196,287      9,196,287
     Reserve Primary Fund                                                                        6,530,000      6,530,000
                                                                                                            -------------

      Total money market mutual funds (cost: $15,726,287)                                                      15,726,287
                                                                                                            -------------

  CASH AND CASH EQUIVALENTS (0.3%)
     BONY Cash Reserve                                                                             562,044        562,044
                                                                                                            -------------

      Total cash and cash equivalents (cost: $562,044)

  TOTAL INVESTMENTS (COST: $154,287,521)                                                                    $ 196,132,978
                                                                                                            =============

*DOES NOT PAY CASH DIVIDENDS.
PERCENTAGES SHOWN ARE BASED ON TOTAL INVESTMENT AT MARKET VALUE.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                             MONEY MARKET PORTFOLIO
                                DECEMBER 31, 2003


                                                             INTEREST   MATURITY   PRINCIPAL      MARKET
                        DESCRIPTION                            RATE       DATE      AMOUNT        VALUE
----------------------------------------------------------  ----------  --------  -----------  ------------
SHORT-TERM NOTES (93.5%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (35.7%)
   Federal Home Loan Bank Discount Notes                       1.052%   01/23/04  $ 3,100,000  $  3,098,011
   Federal Home Loan Bank Discount Notes                       1.052    01/30/04    2,300,000     2,298,055
   Federal Home Loan Bank Discount Notes                       1.063    02/06/04    3,000,000     2,996,820
   Federal Home Loan Mortgage Corp. Discount Notes             1.069    01/15/04    5,000,000     4,997,929
   Federal Home Loan Mortgage Corp. Discount Notes             1.083    01/22/04    5,000,000     4,996,850
   Federal Home Loan Mortgage Corp. Discount Notes             1.068    02/05/04    5,200,000     5,194,616
   Federal Agricultural Mortgage Corp.                         1.043    01/09/04    3,000,000     2,999,307
   Federal Agricultural Mortgage Corp.                         1.053    01/27/04    5,000,000     4,996,208
   Federal Agricultural Mortgage Corp.                         1.073    01/29/04    6,200,000     6,194,840
   Federal Farmers Credit Bank                                 1.011    01/22/04    1,515,000     1,514,107
   Federal Farmers Credit Bank                                 1.002    01/23/04    3,000,000     2,998,167
   Federal Farmers Credit Bank                                 1.033    02/13/04    1,500,000     1,498,155
   Federal Farmers Credit Bank                                 1.023    02/19/04    5,000,000     4,993,058
   Federal National Mortgage Association Discount Notes        1.073    01/07/04    5,000,000     4,999,108
   Federal National Mortgage Association Discount Notes        1.063    01/09/04    3,000,000     2,999,293
   Federal National Mortgage Association Discount Notes        1.068    01/14/04    4,800,000     4,798,154
   Federal National Mortgage Association Discount Notes        1.076    03/03/04    2,600,000     2,595,195
   Student Loan Marketing Association                          5.000    06/30/04    5,000,000     5,090,911
   Student Loan Marketing Association                          1.033    03/15/04    5,000,000     4,989,415
                                                                                               ------------
                                                                                                 74,248,199
                                                                                               ------------
  COMMERCIAL PAPER (52.9%)
   Banking (2.9%)
     National City Bank                                        1.088    01/06/04    6,000,000     5,999,108
                                                                                               ------------
   Beverage, Food and Tobacco (3.4%)
     The Coca-Cola Co.                                         1.021    01/30/04    2,000,000     1,998,357
     The Coca-Cola Co.                                         1.033    02/12/04    5,000,000     4,993,992
                                                                                               ------------
                                                                                                  6,992,349
                                                                                               ------------
   Business Finance (8.2%)
     Citicorp.                                                 1.032    02/23/04    5,100,000     5,092,266
     General Electric Capital Corp.                            1.103    01/08/04    2,000,000     1,999,572
     General Electric Capital Corp.                            1.109    01/12/04    1,800,000     1,799,401
     General Electric Capital Corp.                            1.092    02/11/04    2,000,000     1,997,517
     UBS Finace Delaware, LLC                                  1.083    02/13/04    1,100,000     1,098,581
     UBS Finace Delaware, LLC                                  1.064    04/16/04    3,000,000     2,990,637
     UBS Finace Delaware, LLC                                  1.084    04/01/04    2,000,000     1,994,540
                                                                                               ------------
                                                                                                 16,972,514
                                                                                               ------------
   Consumer Finance (4.9%)
     American Express Credit Corp.                             1.063    04/02/04    1,300,000     1,296,478
     American Express Credit Corp.                             1.053    02/09/04    2,000,000     1,997,725
     American Express Credit Corp.                             1.052    02/17/04    2,000,000     1,997,258
     American General Finance Corp.                            1.042    01/26/04    3,000,000     2,997,833
     American General Finance Corp.                            1.042    01/16/04    2,000,000     1,999,133
                                                                                               ------------
                                                                                                 10,288,427
                                                                                               ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                             INTEREST   MATURITY   PRINCIPAL      MARKET
                        DESCRIPTION                            RATE       DATE      AMOUNT        VALUE
----------------------------------------------------------  ----------  --------  -----------  ------------
SHORT-TERM NOTES (93.5%) (CONTINUED)
  COMMERCIAL PAPER (52.9%) (CONTINUED)
   Consumer Services Broadcasting and Cable (2.5%)
     Gannet Corp.                                              1.021%   01/13/04  $ 2,000,000  $  1,999,320
     Gannet Corp.                                              1.011    01/09/04    3,100,000     3,099,304
                                                                                               ------------
                                                                                                  5,098,624
                                                                                               ------------
   Education (2.4%)
     Harvard University                                        1.035    01/20/04    5,000,000     4,997,282
                                                                                               ------------
   Electrical Equipment (2.4%)
     Siemens Capital Corp.                                     1.033    01/05/04    5,000,000     4,999,428
                                                                                               ------------
   Energy (2.4%)
     ChevronTexaco Corp.                                       1.022    01/28/04    3,000,000     2,997,705
     ChevronTexaco Corp.                                       1.042    02/18/04    1,900,000     1,897,365
                                                                                               ------------
                                                                                                  4,895,070
                                                                                               ------------
   Finance Companies (4.4%)
     IBM Credit Corp                                           1.000    01/02/04    3,000,000     2,999,917
     Toyota Motor Credit Corp.                                 1.052    02/10/04    3,200,000     3,196,267
     Toyota Motor Credit Corp.                                 1.073    02/04/04    3,000,000     2,996,968
                                                                                               ------------
                                                                                                  9,193,152
                                                                                               ------------
   Household and Personal Care Products (4.7%)
     Clorox Corp.                                              1.011    01/16/04    3,000,000     2,998,738
     Clorox Corp.                                              1.021    01/20/04    2,000,000     1,998,923
     Johnson & Johnson                                         1.000    02/02/04    3,000,000     2,997,333
     The Procter & Gamble Co.                                  1.053    02/10/04    1,800,000     1,797,900
                                                                                               ------------
                                                                                                  9,792,894
                                                                                               ------------
   Insurance (4.8%)
     American International Group Funding, Inc.                1.052    01/21/04    3,000,000     2,998,250
     American International Group Funding, Inc.                1.043    01/05/04    2,000,000     1,999,769
     Prudential Funding Corp.                                  1.061    01/13/04    3,000,000     2,998,940
     Prudential Funding Corp.                                  1.053    02/06/04    2,000,000     1,997,900
                                                                                               ------------
                                                                                                  9,994,859
                                                                                               ------------
   Pharmaceuticals (5.0%)
     Abbot Laboratories                                        1.013    03/08/04    5,000,000     4,990,601
     Pfizer, Inc.                                              1.021    01/12/04    4,200,000     4,198,691
     Pfizer, Inc.                                              1.011    01/21/04    1,300,000     1,299,271
                                                                                               ------------
                                                                                                 10,488,563
                                                                                               ------------
   Telecommunications (2.2%)
     Bellsouth Telecommunications                              1.011    01/02/04    2,000,000     1,999,944
     Bellsouth Telecommunications                              1.032    01/08/04    2,500,000     2,499,499
                                                                                               ------------
                                                                                                  4,499,443
                                                                                               ------------
   Variable Rate Demand Notes (2.7%)
     PCP Investors LLC* (backed by Wells Fargo Bank LOC)       1.300    12/01/24    1,000,000     1,000,000
     Rockwood Quarry LLC* (backed by 5/3rd Bank LOC)           1.200    12/01/22    4,650,000     4,650,000
                                                                                               ------------
                                                                                                  5,650,000
                                                                                               ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                             INTEREST   MATURITY   PRINCIPAL      MARKET
                        DESCRIPTION                            RATE       DATE      AMOUNT        VALUE
----------------------------------------------------------  ----------  --------  -----------  ------------
SHORT-TERM NOTES (93.5%) (CONTINUED)
  COMMERCIAL PAPER (52.9%) (CONTINUED)
  BANKERS ACCEPTANCE (2.5%)
     Bank of America Corp.                                     1.063%   01/05/04  $ 1,289,910  $  1,289,758
     Bank of America Corp.                                     1.125    04/07/04    4,000,000     3,987,929
                                                                                               ------------
                                                                                                  5,277,687
                                                                                               ------------
  CERTIFICATES OF DEPOSIT (2.4%)
     Wells Fargo & Co.                                         1.040    02/20/04    5,000,000     5,000,000
                                                                                               ------------

      Total short-term notes (cost: $194,387,599)                                               194,387,599
                                                                                               ------------

                                                                                                  MARKET
                                                                                    SHARES         VALUE
                                                                                 -----------  -------------
  MONEY MARKET MUTUAL FUNDS (6.5%)
     Dreyfus Masternote Account                                                    3,492,041  $   3,492,041
     Federated Investors Prime Obligation                                          4,310,531      4,310,531
     Reserve Primary Fund                                                          5,808,294      5,808,294
                                                                                              -------------

      Total money market mutual funds (cost: $13,610,866)                                        13,610,866
                                                                                              -------------

  CASH AND CASH EQUIVALENTS (0.0%)
     BONY Cash Reserve                                                                 5,946          5,946
                                                                                              -------------

      Total cash and cash equivalents (cost: $5,946)

  TOTAL INVESTMENTS (COST: $208,004,411)                                                      $ 208,004,411
                                                                                              =============

PERCENTAGES SHOWN ARE BASED ON TOTAL INVESTMENTS AT MARKET VALUE

*VARIABLE RATE INVESTMENT. THE RATE SHOWN REPRESENTS THE RATE IN EFFECT AT DECEMBER 31, 2003. THE NOTES CONTAIN A DEMAND FEATURE THAT ALLOWS THE NOTES TO BE PUT BACK TO THE REMARKETING AGENT AT PAR UPON SEVEN DAYS NOTICE.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                         INVESTMENT GRADE BOND PORTFOLIO
                                DECEMBER 31, 2003

                                                             INTEREST   MATURITY   PRINCIPAL      MARKET
                        DESCRIPTION                            RATE       DATE      AMOUNT        VALUE
----------------------------------------------------------  ----------  --------  -----------  ------------
LONG-TERM NOTES AND BONDS (91.8%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (15.1%)
   FHLB                                                        3.375%   06/15/04  $ 1,000,000  $  1,010,133
   FHLB                                                        3.500    04/22/08    1,000,000       996,499
   FHLB                                                        5.750    05/15/12      500,000       545,490
   FHLMC                                                       5.500    07/15/06      800,000       862,471
   FHLMC                                                       4.750    10/11/12    1,000,000       986,249
   Housing Urban Development                                   4.850    08/01/11      800,000       824,866
   Housing Urban Development                                   5.670    08/01/16      650,000       685,942
   SLMA                                                        5.000    06/30/04    1,000,000     1,020,014
   U.S. Treasury Bonds                                         6.250    02/15/07    2,200,000     2,453,002
   U.S. Treasury Bonds                                         6.750    08/15/26      625,000       756,592
   U.S. Treasury Bonds                                         5.250    02/15/29    1,150,000     1,160,512
   U.S. Treasury Bonds                                         5.375    02/15/31      300,000       312,950
   U.S. Treasury Notes                                         5.625    02/15/06      200,000       215,602
   U.S. Treasury Notes                                         2.625    11/15/06    2,850,000     2,876,051
   U.S. Treasury Notes                                         2.625    05/15/08    2,800,000     2,758,766
   U.S. Treasury Notes                                         5.500    05/15/09      900,000     1,001,145
   U.S. Treasury Notes                                         6.000    08/15/09      500,000       566,504
                                                                                               ------------
                                                                                                 19,032,788
                                                                                               ------------
  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (46.4%)
   Atlantic City Electric Transition Funding, LLC 2002 1 A3    4.910    07/20/17      800,000       809,863
   FHLMC Gold Pool #A11823                                     5.000    08/01/33    2,618,822     2,587,146
   FHLMC Gold Pool #A12112                                     5.500    08/01/33    1,593,065     1,613,622
   FHLMC Gold Pool #C14364                                     6.500    09/01/28       78,915        82,776
   FHLMC Gold Pool #C14872                                     6.500    09/01/28       19,182        20,121
   FHLMC Gold Pool #C28221                                     6.500    06/01/29       62,074        65,073
   FHLMC Gold Pool #C20300                                     6.500    01/01/29      187,736       196,922
   FHLMC Gold Pool #C35377                                     7.000    01/01/30       36,272        38,418
   FHLMC Gold Pool #C41636                                     8.000    08/01/30       39,224        42,319
   FHLMC Gold Pool #C01086                                     7.500    11/01/30      284,821       305,952
   FHLMC Gold Pool #C01302                                     6.500    11/01/31      155,046       162,449
   FHLMC Gold Pool #C61802                                     5.500    12/01/31    1,429,920     1,448,963
   FHLMC Gold Pool #C01271                                     6.500    12/01/31      313,710       328,689
   FHLMC Gold Pool #C64936                                     6.500    03/01/32      270,552       283,492
   FHLMC Gold Pool #C65674                                     7.000    03/01/32      312,216       330,444
   FHLMC Gold Pool #C68790                                     6.500    07/01/32      971,899     1,018,381
   FHLMC Gold Pool #C74741                                     6.000    12/01/32      748,535       774,078
   FHLMC Gold Pool #C79460                                     5.500    05/01/33      683,169       691,985
   FHLMC Gold Pool #C79886                                     6.000    05/01/33    1,397,303     1,445,027
   FHLMC Gold Pool #C01676                                     6.000    11/01/33    1,499,850     1,551,076
   FHLMC Gold Pool #E00543                                     6.000    04/01/13       43,008        45,185
   FHLMC Gold Pool #E71048                                     6.000    07/01/13        4,629         4,863
   FHLMC Gold Pool #E00565                                     6.000    08/01/13       98,577       103,567
   FHLMC Gold Pool #E72468                                     5.500    10/01/13       73,022        76,027
   FHLMC Gold Pool #E74118                                     5.500    01/01/14      248,122       263,253
   FHLMC Gold Pool #E77035                                     6.500    05/01/14      158,058       167,449
   FHLMC Gold Pool #E77962                                     6.500    07/01/14      149,759       158,656
   FHLMC Gold Pool #E78727                                     6.500    10/01/14        4,926         5,218

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                             INTEREST   MATURITY   PRINCIPAL      MARKET
                        DESCRIPTION                            RATE       DATE      AMOUNT        VALUE
----------------------------------------------------------  ----------  --------  -----------  ------------
LONG-TERM NOTES AND BONDS (91.8%) (CONTINUED)
  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (46.4%)
   (CONTINUED)
   FHLMC Gold Pool #E00957                                     6.000%   02/01/16  $   212,176  $    222,688
   FHLMC Gold Pool #E82543                                     6.500    03/01/16      135,407       143,479
   FHLMC Gold Pool #E01007                                     6.000    08/01/16      128,231       134,589
   FHLMC Gold Pool #E85127                                     6.000    08/01/16      110,165       115,628
   FHLMC Gold Pool #E85353                                     6.000    09/01/16      177,942       186,765
   FHLMC Gold Pool #E01085                                     5.500    12/01/16      200,957       208,441
   FHLMC Gold Pool #E01136                                     5.500    03/01/17      527,350       547,145
   FHLMC Gold Pool #E89823                                     5.500    05/01/17      877,413       910,347
   FHLMC Gold Pool #E90912                                     5.500    08/01/17      277,008       287,406
   FHLMC Gold Pool #E91139                                     5.500    09/01/17      881,316       914,398
   FHLMC Gold Pool #E01216                                     5.500    10/01/17      467,731       485,288
   FHLMC Gold Pool #E91646                                     5.500    10/01/17    1,249,730     1,296,640
   FHLMC Gold Pool #E92047                                     5.500    10/01/17      853,882       885,934
   FHLMC Gold Pool #E95734                                     5.000    03/01/18    2,775,180     2,831,452
   FHLMC Gold Pool #E96115                                     5.000    05/01/18    2,268,559     2,314,559
   FHLMC Gold Pool #E01378                                     5.000    05/01/18      796,977       813,137
   FHLMC Gold Pool #E97366                                     5.000    07/01/18    1,473,836     1,503,720
   FHLMC Gold Pool #G10817                                     6.000    06/01/13      130,131       136,717
   FHLMC Gold Pool #G01091                                     7.000    12/01/29      105,424       111,663
   FHLMC Series 2370 Class PC CMO                              6.000    07/15/30      703,096       719,815
   FHLMC Series 2424 Class OG CMO                              6.000    03/15/17    1,000,000     1,059,360
   FHLMC Series 2715 Class NG CMO                              4.500    12/15/18    2,300,000     2,182,426
   FNMA Series 2002-86 Class KM CMO                            5.000    12/25/17    2,000,000     1,990,156
   FNMA Pool #572020                                           6.000    04/01/16      102,848       108,025
   FNMA Pool #253798                                           6.000    05/01/16        7,690         8,077
   FNMA Pool #578974                                           6.000    05/01/16      235,370       247,223
   FNMA Pool #585097                                           6.000    05/01/16      323,862       340,165
   FNMA Pool #356565                                           5.500    09/01/17    3,438,557     3,568,135
   FNMA Pool #584953                                           7.500    06/01/31      101,467       108,458
   FNMA Pool #611524                                           6.000    10/01/31      322,376       333,479
   FNMA Pool #587855                                           6.000    12/01/31    1,178,965     1,219,569
   FNMA Pool #630147                                           6.000    02/01/32      241,188       249,491
   FNMA Pool #651220                                           6.500    07/01/32      746,735       781,310
   FNMA Pool #650133                                           6.000    07/01/32      473,497       489,797
   FNMA Pool #545929                                           6.500    08/01/32      519,662       543,723
   FNMA Pool #11137                                            6.000    01/01/33    1,300,000     1,343,875
   FNMA Pool #555591                                           5.500    07/01/33    1,340,425     1,358,979
   FNMA Pool #756739                                           6.000    11/01/33    1,598,381     1,653,472
   FNMA Series 2003-120 Class BY CMO                           4.000    12/25/18    1,000,000       908,277
   GNMA CMO 2002-88 GW                                         5.500    09/20/19    1,000,000       997,467
   GNMA CMO 2003-12 PA                                         3.750    11/16/25    1,391,001     1,391,647
   GNMA Pool #424739                                           7.500    05/15/26      105,424       113,470
   GNMA Pool #415539                                           8.000    07/15/27       18,224        19,857
   GNMA Pool #443216                                           8.000    07/15/27       60,374        65,786
   GNMA Pool #452827                                           7.500    02/15/28       96,634       103,809
   GNMA Pool #529534                                           8.000    08/15/30       40,583        44,163
   GNMA Pool #511723                                           7.500    10/15/30      288,287       309,505
   GNMA Pool #479743                                           7.500    11/15/30      198,189       212,776

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                             INTEREST   MATURITY   PRINCIPAL      MARKET
                        DESCRIPTION                            RATE       DATE      AMOUNT        VALUE
----------------------------------------------------------  ----------  --------  -----------  ------------
LONG-TERM NOTES AND BONDS (91.8%) (CONTINUED)
  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (46.4%)
   (CONTINUED)
   GNMA Pool #511778                                           7.500%   11/15/30  $   106,560  $    114,403
   GNMA Pool #540356                                           7.000    05/15/31      362,245       386,296
   GNMA Pool #574395                                           6.000    01/15/32    1,507,113     1,568,409
   GNMA Pool #570323                                           6.000    02/15/32      159,635       166,127
   GNMA Pool #552466                                           6.500    03/15/32      536,143       565,420
   GNMA Pool #577653                                           6.000    08/15/32      467,637       486,656
   GNMA Pool #585467                                           6.000    08/15/32      916,729       954,013
   GNMA Pool #591025                                           6.500    10/15/32    1,299,433     1,370,389
   PSE&G Transition Funding, LLC 2001-1 A3                     5.980    06/15/08    1,000,000     1,071,039
   Vendee Mortgage Trust 2001-3J                               6.500    05/15/08      713,040       747,432
                                                                                               ------------
                                                                                                 58,573,486
                                                                                               ------------
  CORPORATE OBLIGATIONS (30.3%)
   Banking (0.7%)
     Bank One NA Illinois                                      5.500    03/26/07      800,000       865,280
                                                                                               ------------
   Business Finance (1.8%)
     CIT Group, Inc.                                           5.500    11/30/07      600,000       642,971
     General Electric Capital Corp.                            6.000    06/15/12      700,000       760,383
     General Electric Co.                                      5.000    02/01/13      800,000       810,534
                                                                                               ------------
                                                                                                  2,213,888
                                                                                               ------------
   Chemicals (1.1%)
     Equistar Chemicals LP                                     8.750    02/15/09      600,000       630,000
     Praxair, Inc.                                             6.625    10/15/07      700,000       779,826
                                                                                               ------------
                                                                                                  1,409,826
                                                                                               ------------
   Consumer Non-Durables (3.4%)
     Anheuser-Busch Cos., Inc.                                 6.750    12/15/27      400,000       449,671
     Bottling Group LLC                                        2.450    10/16/06      800,000       796,986
     ConAgra Foods, Inc.                                       6.750    09/15/11      800,000       898,061
     Gillette Co.                                              3.500    10/15/07      750,000       755,786
     Kellogg Co.                                               6.000    04/01/06      750,000       804,078
     Procter & Gamble Co.                                      6.600    12/15/04      550,000       576,577
                                                                                               ------------
                                                                                                  4,281,159
                                                                                               ------------
   Consumer Services (0.8%)
     Service Corp. International                               6.875    10/01/07      900,000       936,000
                                                                                               ------------
   Electric Utility (1.2%)
     AEP Texas Central Co.                                     3.000    02/15/05    1,000,000     1,011,391
     Hydro-Quebec                                              8.050    07/07/24      400,000       515,581
                                                                                               ------------
                                                                                                  1,526,972
                                                                                               ------------
   Energy (2.7%)
     Centerpoint Energy                                        6.500    02/01/08    1,000,000     1,072,233
     Conoco Funding Co.                                        6.350    10/15/11      600,000       673,741
     Devon Energy Corp.                                        7.950    04/15/32      700,000       846,685
     Southwestern Energy Co.                                   7.125    10/10/17      500,000       483,580
     Union Pacific Resources                                   7.050    05/15/18      300,000       334,152
                                                                                               ------------
                                                                                                  3,410,391
                                                                                               ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                             INTEREST   MATURITY   PRINCIPAL      MARKET
                        DESCRIPTION                            RATE       DATE      AMOUNT        VALUE
----------------------------------------------------------  ----------  --------  -----------  ------------
LONG-TERM NOTES AND BONDS (91.8%) (CONTINUED)
  CORPORATE OBLIGATIONS (30.3%) (CONTINUED)
   Finance Company (2.9%)
     Ford Motor Credit Corp.                                   7.600%   08/01/05  $   500,000  $    534,606
     General Motors Acceptance Corp.                           6.875    09/15/11      950,000     1,024,808
     Household Finance Corp.                                   6.500    01/24/06      500,000       541,000
     John Deere Capital Corp.                                  4.500    08/22/07      800,000       837,771
     PEMEX Finance                                             9.140    08/15/04      150,000       152,510
     PEMEX Master Trust                                        7.875    02/01/09      500,000       567,000
                                                                                               ------------
                                                                                                  3,657,695
                                                                                               ------------
   Health Care (1.9%)
     Beckman Coulter, Inc.                                     7.450    03/04/08      500,000       566,405
     HCA, Inc.                                                 6.950    05/01/12      800,000       859,132
     Wyeth                                                     5.250    03/15/13    1,000,000     1,019,787
                                                                                               ------------
                                                                                                  2,445,324
                                                                                               ------------
   Industrial (0.9%)
     Johnson Controls, Inc.                                    5.000    11/15/06      500,000       532,980
     Reed Elsevier Capital                                     6.125    08/01/06      600,000       654,094
                                                                                               ------------
                                                                                                  1,187,074
                                                                                               ------------
   Insurance (0.9%)
     Nationwide Financial Services                             6.250    11/15/11      700,000       749,220
     Protective Life US Funding Series 144A                    5.875    08/15/06      400,000       434,958
                                                                                               ------------
                                                                                                  1,184,178
                                                                                               ------------
   Media (1.2%)
     AOL Time Warner, Inc.                                     6.875    05/01/12      800,000       901,984
     COX Enterprises, Inc. Series 144A                         8.000    02/15/07      500,000       572,591
                                                                                               ------------
                                                                                                  1,474,575
                                                                                               ------------
   Office Supplies (0.6%)
     Avery Dennison Corp.                                      4.875    01/15/13      750,000       747,284
                                                                                               ------------
   Oil & Gas-Production/Pipeline (0.6%)
     Panhandle Eastern Pipeline Series 144A                    6.050    08/15/13      700,000       742,604
                                                                                               ------------
   Paper & Packaging (2.0%)
     Abitibi-Consolidated, Inc.                                8.850    08/01/30      700,000       759,154
     Pactiv Corp.                                              8.125    06/15/17      750,000       913,875
     Weyerhaeuser Co.                                          6.750    03/15/12      800,000       874,138
                                                                                               ------------
                                                                                                  2,547,167
                                                                                               ------------
   Real Estate Investment Trust (REIT) (0.4%)
     Simon Property Group, Inc.                                6.750    02/09/04      500,000       502,426
                                                                                               ------------
   Technology (0.5%)
     Motorola Corp.                                            7.625    11/15/10      600,000       690,707
                                                                                               ------------
   Telecommunications (3.0%)
     Comcast Cable Corp.                                       6.500    01/15/15      700,000       761,329
     Deutsche Telekom International                            5.250    07/22/13      500,000       506,240
     Qwest Corp.                                               8.875    03/15/12      500,000       576,250
     Sprint Capital Corp.                                      8.750    03/15/32      600,000       711,307

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                             INTEREST   MATURITY   PRINCIPAL     MARKET
                        DESCRIPTION                            RATE       DATE      AMOUNT       VALUE
----------------------------------------------------------  ----------  --------  ----------  -------------
LONG-TERM NOTES AND BONDS (91.8%) (CONTINUED)
  CORPORATE OBLIGATIONS (30.3%) (CONTINUED)
     Verizon Communications                                    6.940%   04/15/28  $  500,000  $     526,488
     Intelsat Ltd. Series 144A                                 6.500    11/01/13     700,000        731,701
                                                                                              -------------
                                                                                                  3,813,315
                                                                                              -------------
   Transportation (0.8%)
     Continental Airlines, Inc.                                6.545    02/02/19     520,776        515,024
     United Airlines                                           7.190    04/01/11     490,788        421,560
                                                                                              -------------
                                                                                                    936,584
                                                                                              -------------
   Waste Disposal (0.9%)
     Waste Management, Inc.                                    6.875    05/15/09   1,000,000      1,119,047
                                                                                              -------------
   Miscellaneous (2.0%)
     Morgan Stanley Tracers Variable Series 144A               5.878    03/01/07   1,160,000      1,248,184
     Morgan Stanley Tracers Variable Series 144A               7.252    09/15/11   1,116,000      1,277,032
                                                                                              -------------
                                                                                                  2,525,216
                                                                                              -------------

      Total corporate obligations                                                                38,216,712
                                                                                              -------------

   Total long-term notes and bond (cost $112,368,706)                                           115,822,986
                                                                                              -------------

                                                                                    SHARES
                                                                                  ----------
  MONEY MARKET MUTUAL FUNDS (3.5%)
     Federated Investors Prime Obligation                                          1,964,206      1,964,206
     Reserve Primary Fund                                                          2,500,000      2,500,000
                                                                                              -------------

      Total money market mutual funds (cost: $4,464,206)                                          4,464,206
                                                                                              -------------

  MUTUAL FUNDS (4.6%)
     Federated High Yield Bond                                                       513,472      3,106,506
     iShares GS$InvesTop Corporate Bond Fund                                          25,000      2,764,250
                                                                                              -------------

      Total mutual funds (cost: $5,648,595)                                                       5,870,756
                                                                                              -------------

  CASH AND CASH EQUIVALENTS (0.1%)
     BONY Cash Reserve                                                               170,327        170,327
                                                                                              -------------

      Total cash and cash equivalents (cost: $170,327)

  TOTAL INVESTMENT (COST: $122,651,834)                                                       $ 126,328,275
                                                                                              =============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                            ASSET DIRECTOR PORTFOLIO
                                DECEMBER 31, 2003

                                                                          MARKET
                     DESCRIPTION                         SHARES           VALUE
--------------------------------------------------   --------------   --------------
COMMON STOCK (70.0%)
  Aerospace & Defense (3.2%)
   Boeing Co.                                                 9,150   $      385,581
   General Dynamics Corp.                                    26,600        2,404,374
   Precision Castparts Corp.                                 54,750        2,486,198
                                                                      --------------
                                                                           5,276,153
                                                                      --------------
  Apparel (6.7%)
   Columbia Sportswear Co.*                                  24,700        1,346,150
   Kellwood Co.                                              78,500        3,218,500
   Liz Claiborne, Inc.                                       53,500        1,897,110
   Reebok International                                      57,600        2,264,832
   Wolverine World Wide, Inc.                               112,400        2,290,712
                                                                      --------------
                                                                          11,017,304
                                                                      --------------
  Automotive & Auto Parts (1.6%)
   TBC Corp.*                                                99,620        2,571,192
                                                                      --------------
  Banking & Financial Services (6.2%)
   Bank One Corp.                                            62,985        2,871,486
   Citigroup, Inc.                                           42,628        2,069,163
   Investment Technology
     Group Inc.*                                            168,000        2,713,200
   Washington Mutual, Inc.                                   62,507        2,507,781
                                                                      --------------
                                                                          10,161,630
                                                                      --------------
  Cement & Aggregates (2.0%)
   Lafarge North America, Inc.                               79,400        3,217,288
                                                                      --------------
  Chemicals (1.0%)
   Dow Chemical                                              39,600        1,646,172
                                                                      --------------
  Computer Hardware & Software (4.7%)
   Autodesk, Inc.                                           182,800        4,493,224
   Hewlett-Packard Co.                                      136,667        3,139,241
                                                                      --------------
                                                                           7,632,465
                                                                      --------------
  Consumer Products (0.4%)
   Helen of Troy Ltd.*                                       30,800          713,020
                                                                      --------------
  Diversified Manufacturing (5.2%)
   Carlisle Cos., Inc.                                       62,600        3,809,836
   Crane Co.                                                 56,500        1,736,810
   Trinity Industries                                        94,050        2,900,502
                                                                      --------------
                                                                           8,447,148
                                                                      --------------
  Electrical Equipment & Electronics (5.5%)
   American Power Conversion                                147,200   $    3,599,040
   Baldor Electric Co.                                      134,800        3,080,180
   General Electric Co.                                      39,100        1,211,318
   Kemet Corp.*                                              80,500        1,102,045
                                                                      --------------
                                                                           8,992,583
                                                                      --------------
  Furniture (3.4%)
   Furniture Brands
     International, Inc.                                     87,850        2,576,641
   La-Z-Boy, Inc.                                           140,350        2,944,543
                                                                      --------------
                                                                           5,521,184
                                                                      --------------
  Health Care & Pharmaceuticals (6.3%)
   McKesson HBOC, Inc.                                       99,800        3,209,568
   Merck & Co., Inc.                                         19,900          919,380
   Pfizer, Inc.                                              96,400        3,405,811
   Priority Healthcare Corp.
     Class "B"*                                             114,700        2,765,417
                                                                      --------------
                                                                          10,300,176
                                                                      --------------
  Housing (0.5%)
   Fleetwood Enterprises, Inc.*                               9,400           96,444
   Toll Brothers, lnc.*                                      18,800          747,488
                                                                      --------------
                                                                             843,932
                                                                      --------------
  Metals & Mining (1.8%)
   Alcoa, Inc.                                               42,600        1,618,800
   Cleveland-Cliffs, Inc.*                                    3,600          183,420
   Phelps Dodge Corp.*                                       15,700        1,194,613
                                                                      --------------
                                                                           2,996,833
                                                                      --------------
  Oil & Oil Services (4.9%)
   Royal Dutch Petroleum Co.                                 62,650        3,282,234
   Tidewater, Inc.                                           93,250        2,786,310
   Valero Energy Corp.                                       42,400        1,964,816
                                                                      --------------
                                                                           8,033,360
                                                                      --------------
  Paper & Forest Products (1.7%)
   Wausau-Mosinee
     Paper Corp.                                            208,200        2,814,864
                                                                      --------------
  Recreation (3.4%)
   Brunswick Corp.                                          102,400        3,259,392
   Mattel, Inc.                                             116,600        2,246,882
                                                                      --------------
                                                                           5,506,274
                                                                      --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                          MARKET
                     DESCRIPTION                         SHARES           VALUE
--------------------------------------------------   --------------   --------------
COMMON STOCK (70.0%) (CONTINUED)
  Restaurants (2.0%)
   Outback Steakhouse, Inc.                                  41,100   $    1,817,031
   Ryan's Family
     Steak Houses, Inc.*                                     95,500        1,445,870
                                                                      --------------
                                                                           3,262,901
                                                                      --------------
  Retail (2.9%)
   BJ's Wholesale Club, Inc.*                               138,100        3,170,776
   Longs Drug Stores, Inc.                                   63,400        1,568,516
                                                                      --------------
                                                                           4,739,292
                                                                      --------------
  Telecommunication Services & Equipment (4.7%)
   Nokia Corp. - ADR                                        149,200        2,536,400
   Scientific-Atlanta, Inc.                                  48,550        1,325,415
   Sprint Corp. (FON Group)                                  53,400          876,828
   Telefonos de Mexico Class "L" - ADR                       91,000        3,005,730
                                                                      --------------
                                                                           7,744,373
                                                                      --------------
  Transportation (1.9%)
   Alexander & Baldwin, Inc.                                 49,500        1,667,655
   Norfolk Southern Corp.                                    63,400        1,499,410
                                                                      --------------
                                                                           3,167,065
                                                                      --------------

      Total common stock (cost: $87,451,602)                             114,605,209
                                                                      --------------

                                                    INTEREST      MATURITY      PRINCIPAL        MARKET
                  DESCRIPTION                         RATE          DATE         AMOUNT          VALUE
------------------------------------------------   ----------    ----------   -------------   -------------
LONG-TERM NOTES AND BONDS (22.7%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (3.9%)
   FNMA MTN                                               5.000%   01/15/07   $     300,000   $     320,463
   Housing Urban Development                              4.850    08/01/11         100,000         103,108
   Housing Urban Development                              5.670    08/01/16         200,000         211,059
   U.S. Treasury Bonds                                    8.000    11/15/21         100,000         135,086
   U.S. Treasury Bonds                                    6.750    08/15/26         200,000         242,109
   U.S. Treasury Bonds                                    5.250    02/15/29         175,000         176,600
   U.S. Treasury Notes                                    4.375    08/15/12       2,000,000       2,040,313
   U.S. Treasury Notes                                    5.625    02/15/06         125,000         134,751
   U.S. Treasury Notes                                    2.000    05/15/06         625,000         625,318
   U.S. Treasury Notes                                    7.000    07/15/06         750,000         840,323
   U.S. Treasury Notes                                    2.625    11/15/06         300,000         302,742
   U.S. Treasury Notes                                    2.625    05/15/08       1,050,000       1,034,538
   U.S. Treasury Notes                                    6.250    05/15/30         225,000         259,717
                                                                                              -------------
                                                                                                  6,426,127
                                                                                              -------------
  MORTGAGE-BACKED AND ASSET-BACKED
   SECURITIES (11.1%)
   FHLMC Pool # A16641                                    5.500    12/01/33       1,500,000       1,519,357
   FHLMC Pool # A14499                                    6.000    10/01/33       1,000,000       1,034,155

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    INTEREST      MATURITY      PRINCIPAL        MARKET
                  DESCRIPTION                         RATE          DATE         AMOUNT          VALUE
------------------------------------------------   ----------    ----------   -------------   -------------
LONG-TERM NOTES AND BONDS (22.7%) (CONTINUED)
  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES
   (11.1%) (CONTINUED)
   FHLMC Pool # C01676                                  6.000%     11/01/33    $    469,954   $     486,005
   FHLMC Gold Pool #C67071                              6.500      05/01/32         165,388         173,651
   FHLMC Gold Pool #A11823                              5.000      08/01/33       1,163,920       1,149,842
   FHLMC Gold Pool #A12112                              5.500      08/01/33         512,768         519,385
   FHLMC Gold Pool #C01086                              7.500      11/01/30          61,918          66,511
   FHLMC Gold Pool #C01271                              6.500      12/01/31         163,390         171,192
   FHLMC Gold Pool #C01302                              6.500      11/01/31          91,204          95,558
   FHLMC Gold Pool #C14872                              6.500      09/01/28          71,802          75,315
   FHLMC Gold Pool #C61802                              5.500      12/01/31         398,547         403,855
   FHLMC Gold Pool #C65255                              6.500      03/01/32          87,225          91,396
   FHLMC Gold Pool #C65674                              7.000      03/01/32          89,205          94,412
   FHLMC Gold Pool #C68790                              6.500      07/01/32         323,966         339,460
   FHLMC Gold Pool #C79886                              6.000      05/01/33         449,133         464,473
   FHLMC Gold Pool #E00543                              6.000      04/01/13          88,356          92,828
   FHLMC Gold Pool #E00878                              6.500      07/01/15          60,786          64,403
   FHLMC Gold Pool #E01007                              6.000      08/01/16         128,231         134,589
   FHLMC Gold Pool #E77962                              6.500      07/01/14          93,599          99,160
   FHLMC Gold Pool #E85127                              6.000      08/01/16          88,132          92,502
   FHLMC Gold Pool #E85353                              6.000      09/01/16         177,942         186,765
   FHLMC Gold Pool #E97366                              5.000      07/01/18         489,693         499,623
   FHLMC Pool #C74741                                   6.000      12/01/32         249,512         258,026
   FHLMC Pool #E95734                                   5.000      03/01/18       1,387,590       1,415,726
   FHLMC Pool #E96115                                   5.000      05/01/18         630,155         642,933
   FHLMC Series 2370 Class PC CMO                       6.000      07/15/30         210,929         215,945
   FHLMC Series 2424 Class OG CMO                       6.000      03/15/17         500,000         529,680
   FHLMC Series 2715 Class NG CMO                       4.500      12/15/18         750,000         711,661
   FNMA Series 2002-86 Class KM CMO                     5.000      12/25/17         350,000         348,277
   FNMA Pool #11137                                     6.000      01/01/33         480,000         496,200
   FNMA Pool #356565                                    5.500      09/01/17         881,681         914,907
   FNMA Pool #545929                                    6.500      08/01/32         291,011         304,485
   FNMA Pool #555591                                    5.500      07/01/33         438,684         444,757
   FNMA Pool #574922                                    6.000      04/01/16          10,296          10,815
   FNMA Pool #579170                                    6.000      04/01/16         159,890         167,938
   FNMA Pool #584953                                    7.500      06/01/31          81,173          86,766
   FNMA Pool #630147                                    6.000      02/01/32          72,356          74,847
   FNMA Pool #650133                                    6.000      07/01/32         142,049         146,939
   FNMA Pool #651220                                    6.500      07/01/32         186,684         195,328
   FNMA Pool #687301                                    6.000      11/01/32         227,912         235,758
   FNMA Pool #756739                                    6.000      11/01/33         499,494         516,710
   FNMA Series 2003-120 Class BY CMO                    4.000      12/25/18         300,000         272,483
   GNMA Pool #422407                                    6.500      01/15/26          28,321          29,954
   GNMA Pool #424578                                    6.500      04/15/26         169,816         179,610
   GNMA Pool #425983                                    6.500      03/15/26          54,923          58,091
   GNMA Pool #431962                                    6.500      05/15/26         173,278         183,272
   GNMA Pool #436741                                    7.500      01/15/27          79,850          85,847
   GNMA Pool #443216                                    8.000      07/15/27          31,582          34,413
   GNMA Pool #479743                                    7.500      11/15/30         198,189         212,776
   GNMA Pool #511778                                    7.500      11/15/30         106,560         114,403

                                                    INTEREST      MATURITY      PRINCIPAL        MARKET
                  DESCRIPTION                         RATE          DATE         AMOUNT          VALUE
------------------------------------------------   ----------    ----------   -------------   -------------
LONG-TERM NOTES AND BONDS (22.7%) (CONTINUED)
  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES
  (11.1%) (CONTINUED)
   GNMA Pool #542083                                    7.000%     01/15/31   $     131,978   $     140,741
   GNMA Pool #552466                                    6.500      03/15/32         250,200         263,862
   GNMA Pool #555179                                    7.000      12/15/31         109,721         117,006
   GNMA Pool #570323                                    6.000      02/15/32          63,854          66,451
   GNMA Pool #574395                                    6.000      01/15/32         163,817         170,480
   PSE&G Transition Funding, LLC 2001-1-A3              5.980      06/15/08         600,000         642,623
                                                                                              -------------
                                                                                                 18,144,147
                                                                                              -------------
  CORPORATE OBLIGATIONS (7.7%)
   Banking (0.1%)
     Bank One NA Illinois                               5.500      03/26/07         200,000         216,320
                                                                                              -------------
   Business Finance (0.6%)
     CIT Group, Inc.                                    5.500      11/30/07         400,000         428,647
     Commercial Credit Co.                              6.625      06/01/15          75,000          83,671
     General Electric Capital Corp.                     6.000      06/15/12         500,000         543,131
                                                                                              -------------
                                                                                                  1,055,449
                                                                                              -------------
   Chemicals (0.3%)
     Equistar Chemicals LP                              8.750      02/15/09         200,000         210,000
     Praxair, Inc.                                      6.625      10/15/07         300,000         334,211
                                                                                              -------------
                                                                                                    544,211
                                                                                              -------------
   Consumer Non-Durables (0.8%)
     Anheuser-Busch Cos., Inc.                          6.750      12/15/27         450,000         505,879
     Bottling Group LLC                                 2.450      10/16/06         200,000         199,246
     ConAgra Foods, Inc.                                6.750      09/15/11         200,000         224,516
     Kellogg Co.                                        6.000      04/01/06         150,000         160,816
     Procter & Gamble Co.                               6.600      12/15/04         200,000         209,664
                                                                                              -------------
                                                                                                  1,300,121
                                                                                              -------------
   Consumer Services (0.1%)
     Service Corp. International                        6.875      10/01/07         200,000         208,000
                                                                                              -------------
   Electric Utility (0.2%)
     Hydro-Quebec                                       8.050      07/07/24         250,000         322,238
                                                                                              -------------
   Energy (0.6%)
     Conoco Funding Co.                                 6.350      10/15/11         200,000         224,580
     Devon Energy Corp.                                 7.950      04/15/32         400,000         483,820
     Union Pacific Resources                            7.050      05/15/18         250,000         278,460
                                                                                              -------------
                                                                                                    986,860
                                                                                              -------------
   Finance Company (0.7%)
     Ford Motor Credit Corp.                            7.600      08/01/05         150,000         160,382
     General Motors Acceptance Corp.                    6.875      09/15/11         300,000         323,624
     Household Finance Corp.                            6.500      01/24/06         300,000         324,600
     PEMEX Finance                                      9.140      08/15/04          60,000          61,004
     PEMEX Master Trust                                 7.875      02/01/09         300,000         340,199
                                                                                              -------------
                                                                                                  1,209,809
                                                                                              -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    INTEREST      MATURITY      PRINCIPAL        MARKET
                  DESCRIPTION                         RATE          DATE         AMOUNT          VALUE
------------------------------------------------   ----------    ----------   -------------   -------------
LONG-TERM NOTES AND BONDS (22.7%) (CONTINUED)
  CORPORATE OBLIGATIONS (7.7%) (CONTINUED)
   Health Care (0.3%)
     Beckman Coulter, Inc.                              7.450%     03/04/08   $     150,000   $     169,922
     HCA, Inc.                                          6.950      05/01/12         300,000         322,175
                                                                                              -------------
                                                                                                    492,097
                                                                                              -------------
   Industrial (0.4%)
     Johnson Controls, Inc.                             5.000      11/15/06         200,000         213,192
     Reed Elsevier Capital                              6.125      08/01/06         400,000         436,063
                                                                                              -------------
                                                                                                    649,255
                                                                                              -------------
   Insurance (0.4%)
     Nationwide Financial Services                      6.250      11/15/11         300,000         321,094
     Protective Life US Funding Series 144A             5.875      08/15/06         300,000         326,219
                                                                                              -------------
                                                                                                    647,313
                                                                                              -------------
   Media (0.5%)
     AOL Time Warner, Inc.                              6.875      05/01/12         400,000         450,992
     Cox Enterprises, Inc. Series 144A                  8.000      02/15/07         300,000         343,554
                                                                                              -------------
                                                                                                    794,546
                                                                                              -------------
   Office Supplies (0.1%)
     Avery Dennison Corp.                               4.875      01/15/13         150,000         149,457
                                                                                              -------------
   Oil & Gas (0.1%)
     Panhandle Eastern Pipeline Series 144A             6.050      08/15/13         200,000         212,173
                                                                                              -------------
   Paper & Packaging (0.3%)
     Abitibi-Consolidated, Inc.                         8.850      08/01/30         200,000         216,901
     Weyerhaeuser Co.                                   6.750      03/15/12         200,000         218,534
                                                                                              -------------
                                                                                                    435,435
                                                                                              -------------
   Real Estate Investment Trust (REIT) (0.2%)
     New Plan                                           7.400      09/15/09         200,000         231,577
     Simon Property Group, Inc.                         6.750      02/09/04         150,000         150,728
                                                                                              -------------
                                                                                                    382,305
                                                                                              -------------
   Technology (0.1%)
     Motorola Corp.                                     7.625      11/15/10         200,000         230,236
                                                                                              -------------
   Telecommunications (1.2%)
     Comcast Corp.                                      6.500      01/15/15         400,000         435,046
     Qwest Corp. Series 144A                            8.875      03/15/12         400,000         460,999
     Sprint Capital Corp.                               8.750      03/15/32         400,000         474,204
     Verizon Communications                             6.940      04/15/28         350,000         368,541
     Intelsat Ltd. Series 144A                          6.500      11/01/13         200,000         209,058
                                                                                              -------------
                                                                                                  1,947,848
                                                                                              -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    INTEREST      MATURITY      PRINCIPAL        MARKET
                  DESCRIPTION                         RATE          DATE         AMOUNT          VALUE
------------------------------------------------   ----------    ----------   -------------   -------------
LONG-TERM NOTES AND BONDS (22.7%) (continued)
  CORPORATE OBLIGATIONS (7.7%) (continued)
   Transportation (0.3%)
     Continental Airlines, Inc.                         6.545%     02/02/19     $   173,592   $     171,675
     United Airlines                                    7.186      04/01/11         294,473         252,936
                                                                                              -------------
                                                                                                    424,611
                                                                                              -------------
   Miscellaneous (0.4%)
     Morgan Stanley Tracers Variable Series 144A        5.878      03/01/07         290,000         312,046
     Morgan Stanley Tracers Variable Series 144A        7.252      09/15/11         248,000         283,785
                                                                                              -------------
                                                                                                    595,831
                                                                                              -------------

      Total corporate obligations                                                                12,804,115
                                                                                              -------------

   Total long-term notes and bonds (cost: $36,066,849)                                           37,374,389
                                                                                              -------------
                                                                                 SHARES
                                                                              -------------
  MONEY MARKET MUTUAL FUNDS (6.1%)
     Federated Investors Prime Obligation                                         4,793,272       4,793,272
     Reserve Primary Fund                                                         5,200,000       5,200,000
                                                                                              -------------

      Total money market mutual funds (cost: $9,993,272)                                          9,993,272
                                                                                              -------------
  MUTUAL FUNDS (1.1%)
     Federated High Yield Fund                                                      143,206         866,394
     iShares GS$InvesTop Corporate Bond Fund                                          9,000         995,130
                                                                                              -------------

      Total mutual funds (cost: $1,939,455)                                                       1,861,524
                                                                                              -------------
  CASH AND CASH EQUIVALENTS (0.1%)
     BONY Cash Reserve                                                               96,526          96,526
                                                                                              -------------
      Total cash and cash equivalents (cost: $96,526)

  TOTAL INVESTMENT (cost: $135,547,704)                                                       $ 163,930,920
                                                                                              =============

*DOES NOT PAY CASH DIVIDENDS
PERCENTAGES SHOWN ARE BASED ON TOTAL INVESTMENTS AT MARKET VALUE


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The OneAmerica Funds, Inc. (the "Fund") was incorporated under the laws of Maryland on July 26, 1989, and is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. As a "series" type of mutual fund, the Fund issues shares of common stock relating to separate investment portfolios consisting of the Value Portfolio, Money Market Portfolio, Investment Grade Bond Portfolio, and Asset Director Portfolio, hereinafter, referred to as Portfolios. Currently, the Fund offers shares only to separate accounts of American United Life Insurance Company(R) (AUL) to serve as an underlying investment vehicle for variable annuity and variable life contracts. The Fund commenced operations on April 12, 1990.

   ADVISOR CLASS SHARES

   Effective March 31, 2003, the Fund began offering a new class of shares (the "Advisor Class") in addition to its existing class of shares (the "Class O" shares). The Fund issues Class O shares and Advisor Class shares of common stock relating to the same investment portfolios. The Class O shares and the Advisor Class shares are identical in all material respects, except that the Class O shares are not subject to the fee paid pursuant to the 12b-1 distribution plan.

   DISTRIBUTION AND SERVICING (12b-1) PLAN

   Under a plan of distribution and service pertaining to the Advisor Class shares adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act ("Plan"), the Fund pays insurance companies, broker-dealers, banks, plan sponsors and record keepers, and other financial institutions ("Authorized Firms") an aggregate fee in an amount not to exceed on an annual basis 0.30% of the average daily net asset value attributable to the Advisor Class shares of each portfolio, as compensation or reimbursement for services rendered and/or expenses borne, in connection with the financing of the activities and services pursuant to an agreement with an Authorized Firm.

   INVESTMENTS

   Securities traded on a national or international securities exchange, excluding the NASDAQ national market system, are valued at the last trade price on the primary exchange. Listed securities for which no sale was reported on the valuation date are valued at the mean of the latest bid and ask price. Securities that are principally traded on the NASDAQ national market system are generally valued at the NASDAQ Official Closing Price ("NOCP"). Short-term notes are valued at original cost or amortized cost, which approximates value. Fixed income securities for which representative market quotes are readily available are valued at the latest bid price or the mean of the latest bid and ask price. Certain securities may be priced using a matrix price as provided by a pricing vendor. U.S. Government obligations are valued at the latest bid price; however, short-term obligations maturing in 60 days or less, when purchased, are valued at amortized cost, which approximates value.

   The Money Market Portfolio securities are valued at amortized cost. The Portfolio's use of the amortized cost method is conditioned on its compliance with certain provisions of Rule 2a-7 of the Investment Company Act of 1940. AUL (the Investment Advisor) is responsible for reviewing this method of valuation to ensure that the Portfolio securities are reflected at their fair value.

   Security transactions are recorded on the trade date. Realized gains and losses are determined on specific identification basis.

   Discounts and premiums on securities purchased are amortized over the life of the respective securities.

   INCOME AND EXPENSE

   Dividend income is recorded on the ex-dividend date, and interest income is accrued daily. Portfolio expenses are recorded on an accrual basis.

   FOREIGN CURRENCY TRANSACTIONS

   The accounting records of the Portfolios are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies, if any, are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of Portfolio securities, if any, are a component of realized gain (loss) on investments and unrealized appreciation (depreciation) on investments, respectively.

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

   There are no outstanding forward foreign currency exchange contracts at December 31, 2003.

   TAXES

   The Fund intends to qualify as a regulated investment company under subchapter M of the Internal Revenue Code. The Fund's policy is to distribute all net investment income and realized capital gains to relieve it from all, or substantially all, federal income taxes.

   DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS

   For the Money Market Portfolio, dividends from net investment income are declared and paid daily. For all other Portfolios, dividends from net investment income and distributions from net realized gains on investments are declared and paid at least annually.

   The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. The "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

   ESTIMATES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. RELATED PARTY TRANSACTIONS

   The Fund has an investment advisory agreement with AUL to act as its investment advisor.

   Under the Investment Advisory Agreement, the Investment Advisor is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each Portfolio as follows:

                    Value                          0.50%
                    Money Market                   0.40%
                    Investment Grade Bond          0.50%
                    Asset Director                 0.50%

   AUL has agreed that its fees may be reduced if the aggregate expenses of the Portfolios exceed 1% of the average daily net assets during the year. To the extent that AUL has reduced its advisory fees to prevent a Portfolio's aggregate expenses from exceeding 1% of its average daily net assets, it may increase its advisory fee during any of the next succeeding 5 years, provided that the aggregate expenses in any given year do not exceed 1% of the average daily net assets in that year. The total amount of any increase in AUL's fees will not exceed the amount of the prior fee reduction.

   AUL may terminate the policy of reducing its fee and/or assuming Fund expenses upon 30 days prior written notice to the Fund, and in any event, the policy will automatically terminate if the Investment Advisory Agreement is terminated. The total investment advisory fee incurred during the year ended December 31, 2003, for all of the Portfolios was $2,921,466.

   Certain directors of the Fund are officers of AUL.

   The Fund pays each non-AUL affiliated Director an annual fee of $5,500 and an additional $450 for each Board of Directors meeting attended. The total expenses incurred during the year ended December 31, 2003 were $30,863.

3. AGREEMENTS WITH BANKS

   The Fund has agreements with The Bank of New York (Bank) whereby the Bank serves as custodian of the securities and other assets of the Fund, as the fund administrator and as the fund accountant.

4. INVESTMENT TRANSACTIONS

   Purchases and sales of investment securities (excluding short-term securities and money market mutual funds) during the year ended December 31, 2003, were:

                                                                          PORTFOLIO
                                                --------------------------------------------------------------
                                                                                 INVESTMENT
                                                    VALUE       MONEY MARKET     GRADE BOND     ASSET DIRECTOR
                                                -------------  --------------   -------------   --------------
   Common Stock:
     Purchases                                  $  44,102,904   $           -   $           -   $   31,485,431
     Proceeds from sales                           40,188,772               -               -       22,266,228
   Corporate Bonds:
     Purchases                                              -               -      12,898,580        2,606,083
     Proceeds from sales and maturities                     -               -       7,011,735        2,449,447
   Government Bonds:
     Purchases                                              -               -       1,554,770                -
     Proceeds from sales and maturities                     -               -               -                -

5. AUTHORIZED CAPITAL SHARES

   The Board of Directors of the Fund, at a meeting duly convened and held on March 21, 2003, adopted a resolution authorizing the Fund to decrease the number of shares authorized to be issued by certain classes and increase the number of shares authorized to be issued by other classes by reallocating the authorized shares of the Fund, so that immediately after the effectiveness of these Articles Supplementary, the Fund has authority to issue 600,000,000 shares of Common Stock, par value $.001 per share and aggregate par value of $600,000, which the Board of Directors has classified as follows:

               Value Portfolio - Class O                           12,000,000
               Value Portfolio - Advisor Class                     12,000,000
               Money Market Portfolio - Class O                   400,000,000
               Money Market Portfolio - Advisor Class              80,000,000
               Investment Grade Bond Portfolio - Class O           18,000,000
               Investment Grade Bond Portfolio - Advisor Class     12,000,000
               Asset Director Portfolio - Class O                  36,000,000
               Asset Director Portfolio - Advisor Class            12,000,000
                                                                -------------
                                                                  582,000,000
                                                                =============

   The remaining 18,000,000 shares shall be authorized but unallocated.

6. UNREALIZED APPRECIATION (DEPRECIATION)

   Unrealized appreciation (depreciation) for tax purposes at December 31, 2003, is:

                                                                                                    NET
                                                                                                 UNREALIZED
                                                  FEDERAL        UNREALIZED      UNREALIZED     APPRECIATION/
                                                  TAX COST      APPRECIATION    DEPRECIATION    (DEPRECIATION)
                                                -------------   -------------   -------------   -------------
   Value                                        $ 154,306,560   $  43,830,149   $  (2,003,731)  $  41,826,418
   Money Market                                   208,004,411               -               -               -
   Investment Grade Bond                          122,719,028       3,933,786        (324,539)      3,609,247
   Asset Director                                 135,583,318      29,612,238      (1,264,636)     28,347,602

   The amount of losses recognized for financial reporting purposes in excess of federal income tax reporting purposes as of December 31, 2003, is as follows:

                         Value                              $   19,039
                         Investment Grade Bond                  67,194
                         Asset Director                         35,615

7. SHAREHOLDERS

   Shares outstanding at December 31, 2003, are:

                                                                          PORTFOLIO
                                                -------------------------------------------------------------
                                                            VALUE                       MONEY MARKET
                                                -----------------------------   -----------------------------
                                                    CLASS O     ADVISOR CLASS       CLASS O     ADVISOR CLASS
                                                -------------   -------------   -------------   -------------
   AUL                                                      -              64               -           1,001
   AUL American Unit Trust                          3,243,449               -      31,794,876               -
   AUL Group Retirement Annuity
     Separate Account II                            3,263,428             141     147,869,494          32,824
   AUL American Individual
     Unit Trust                                       607,359               -       4,320,815               -
   AUL American Individual
     Variable Annuity Unit Trust                    1,384,273               -      20,697,963               -
   AUL American Individual
     Variable Life Unit Trust                         204,392               -       3,722,242               -
                                                -------------   -------------   -------------   -------------
                                                    8,702,901             205     208,405,390          33,825
                                                =============   =============   =============   =============

                                                                          PORTFOLIO
                                                -------------------------------------------------------------
                                                         INVESTMENT
                                                         GRADE BOND                    ASSET DIRECTOR
                                                -----------------------------   -----------------------------
                                                    CLASS O     ADVISOR CLASS       CLASS O     ADVISOR CLASS
                                                -------------   -------------   -------------   -------------
   AUL                                                      -              90               -              77
   AUL American Unit Trust                          2,755,446               -       2,780,648               -
   AUL Group Retirement Annuity
     Separate Account II                            5,639,829         126,113       3,748,452          13,224
   AUL American Individual
     Unit Trust                                       559,233               -         697,926               -
   AUL American Individual
     Variable Annuity Unit Trust                    1,998,729               -       2,119,695               -
   AUL American Individual
     Variable Life Unit Trust                         308,727               -         321,355               -
                                                -------------   -------------   -------------   -------------
                                                   11,261,964         126,203       9,668,076          13,301
                                                =============   =============   =============   =============

8. FEDERAL TAX INFORMATION

   The tax components of dividends paid for the years ending December 31, 2003 and December 31, 2002 were as follows:

                                                            VALUE                       MONEY MARKET
                                                -------------------------------------------------------------
                                                  12/31/03        12/31/02        12/31/03        12/31/02
                                                -------------   -------------   -------------   -------------
   Ordinary income                              $   1,476,666   $   1,762,381   $   1,415,704   $   2,561,372
   Long-term capital gains                              1,169       3,534,587               -               -
   Return of capital                                        -         117,534               -               -

                                                     INVESTMENT GRADE BOND             ASSET DIRECTOR
                                                -----------------------------   -----------------------------
                                                  12/31/03        12/31/02        12/31/03        12/31/02
                                                -------------   -------------   -------------   -------------
   Ordinary income                              $   5,537,656   $   5,083,522   $   2,605,457   $   3,040,525
   Long-term capital gains                                  -               -               -       1,817,176
   Return of capital                                        -          84,390               -          25,420

   As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                                                 INVESTMENT
                                                    VALUE       MONEY MARKET     GRADE BOND    ASSET DIRECTOR
                                                -------------   -------------   -------------  --------------
   Undistributed ordinary income                $           -   $           -   $           -   $       3,333
   Undistributed long-term
     gain (loss)                                    2,456,648               -      (1,163,394)        886,492
   Unrealized appreciation
     (depreciation)                                41,826,418               -       3,609,247      28,347,602
                                                -------------   -------------   -------------  --------------
                                                $  44,283,066   $           -   $   2,445,853   $  29,237,427
                                                =============   =============   =============  ==============

   Capital losses incurred after October 31, within the Portfolio's fiscal year may be deferred and treated as occurring on the first day of the following year. The following deferred losses will be treated as arising on the first day of the year ending December 31, 2004:

                        Investment Grade Bond         $  423,120

   Capital loss carry forwards are available to offset future capital gains, if any. The accompanying table details the capital loss carry forwards for those Portfolios, which have them.

                                                       EXPIRATION YEAR
                                                -----------------------------
                                                    2008            2011
                                                -------------   -------------
              Investment Grade Bond             $      28,026   $     712,248

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the year.

                                                                         VALUE PORTFOLIO - CLASS O
                                               -----------------------------------------------------------------------------
                                                                              FOR YEARS ENDED
                                               -----------------------------------------------------------------------------
                                                 DEC. 31,        DEC. 31,        DEC. 31,        DEC. 31,         DEC. 31,
                                                   2003            2002            2001            2000             1999
                                               ------------    ------------    ------------    ------------     ------------
   PER SHARE OPERATING
   PERFORMANCE:
   Net investment income*                      $       0.19    $       0.19    $       0.24    $       0.30     $       0.32
   Net gain (loss) on investments                      5.78           (1.47)           1.77            2.51            (0.55)
                                               ------------    ------------    ------------    ------------     ------------
     Total from investment operations                  5.97           (1.28)           2.01            2.81            (0.23)
                                               ------------    ------------    ------------    ------------     ------------
   Shareholder distributions
     Net investment income                            (0.18)          (0.18)          (0.23)          (0.30)           (0.32)
     Realized gain                                        -           (0.53)          (0.96)          (1.00)           (3.66)
     Return of capital                                    -           (0.02)              -               -                -
                                               ------------    ------------    ------------    ------------     ------------

   Net increase (decrease)                             5.79           (2.01)           0.82            1.51            (4.21)
   Net asset value at beginning of period             16.38           18.39           17.57           16.06            20.27
                                               ------------    ------------    ------------    ------------     ------------
   Net asset value at end of period            $      22.17    $      16.38    $      18.39    $      17.57     $      16.06
                                               ============    ============    ============    ============     ============

   TOTAL RETURN                                        36.5%           (7.0%)          11.3%           17.7%            (0.9%)

   SUPPLEMENTAL DATA:
   Net assets, end of period (000)             $    192,940    $    127,527    $    114,629    $     92,089     $     88,619

   Ratio to average net assets:
     Expenses                                          0.60%           0.57%           0.62%           0.64%            0.63%
     Net investment income                             1.01%           1.05%           1.26%           1.86%            1.54%

   Portfolio turnover rate                               30%             11%             18%             19%              32%

*  NET INVESTMENT INCOME IS CALCULATED BASED ON AVERAGE SHARES.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

The per share amounts are based on shares outstanding throughout the year.

                                                     VALUE PORTFOLIO - ADVISOR CLASS
                                                     -------------------------------
                                                                 FOR THE
                                                                  PERIOD
                                                                MARCH 31,
                                                                 2003****
                                                                 THROUGH
                                                                 DEC. 31,
                                                                   2003
                                                               ------------
   PER SHARE OPERATING PERFORMANCE:
   Net investment income*                                      $       0.10
   Net gain (loss) on investments                                      6.62
                                                               ------------
     Total from investment operations                                  6.72
                                                               ------------
   Shareholder distributions
     Net investment income                                            (0.12)
     Realized gain                                                        -
     Return of capital                                                    -
                                                               ------------

   Net increase (decrease)                                             6.60
   Net asset value at beginning of period                              5.54
                                                               ------------
   Net asset value at end of period                            $      22.14
                                                               ============

   TOTAL RETURN**                                                      43.3%

   SUPPLEMENTAL DATA:
   Net assets, end of period (000)                             $          5
   Ratio to average net assets:***
     Expenses                                                          0.86%
     Net investment income                                             0.76%
   Portfolio turnover rate                                               30%

*    NET INVESTMENT INCOME IS CALCULATED BASED ON AVERAGE SHARES.
**   TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
***  ANNUALIZED
**** COMMENCEMENT OF OPERATIONS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

The per share amounts are based on shares outstanding throughout the year.

                                                                      MONEY MARKET PORTFOLIO - CLASS O
                                               -----------------------------------------------------------------------------
                                                                             FOR YEARS ENDED
                                               -----------------------------------------------------------------------------
                                                 DEC. 31,        DEC. 31,        DEC. 31,        DEC. 31,         DEC. 31,
                                                  2003            2002            2001            2000             1999
                                               ------------    ------------    ------------    ------------     ------------
   PER SHARE OPERATING
   PERFORMANCE:
   Net investment income*                      $      0.006    $       0.01    $       0.03    $       0.05     $       0.05
   Net gain (loss) on investments                         -               -               -               -                -
                                               ------------    ------------    ------------    ------------     ------------
     Total from investment operations                 0.006            0.01            0.03            0.05             0.05
                                               ------------    ------------    ------------    ------------     ------------
   Shareholder distributions
     Net investment income                           (0.006)          (0.01)          (0.03)          (0.05)           (0.05)
     Realized gain                                        -               -               -               -                -
     Return of capital                                    -               -               -               -                -
                                               ------------    ------------    ------------    ------------     ------------

   Net increase (decrease)                                -               -               -               -                -
   Net asset value at beginning of period              1.00            1.00            1.00            1.00             1.00
                                               ------------    ------------    ------------    ------------     ------------
   Net asset value at end of period            $       1.00    $       1.00    $       1.00    $       1.00     $       1.00
                                               ============    ============    ============    ============     ============

   TOTAL RETURN                                         0.6%            1.2%            3.5%            5.8%             4.6%

   SUPPLEMENTAL DATA:
   Net assets, end of period (000)             $    208,405    $    244,933    $    190,675    $    140,622     $    126,532

   Ratio to average net assets:
     Expenses                                          0.52%           0.48%           0.52%           0.53%            0.55%
     Net investment income                             0.62%           1.20%           3.41%           5.79%            4.60%

   Portfolio turnover rate                                -               -               -               -                -

*  NET INVESTMENT INCOME IS CALCULATED BASED ON AVERAGE SHARES.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

The per share amounts are based on shares outstanding throughout the year.

                                                  MONEY MARKET PORTFOLIO - ADVISOR CLASS
                                                  --------------------------------------
                                                                 FOR THE
                                                                  PERIOD
                                                                MARCH 31,
                                                                 2003****
                                                                 THROUGH
                                                                 DEC. 31,
                                                                   2003
                                                               ------------
   PER SHARE OPERATING PERFORMANCE:
   Net investment income*                                      $      0.002
   Net gain (loss) on investments                                         -
                                                               ------------
     Total from investment operations
                                                               ------------
   Shareholder distributions
     Net investment income                                           (0.002)
     Realized gain                                                        -
     Return of capital                                                    -
                                                               ------------

   Net increase (decrease)                                           (0.002)
   Net asset value at beginning of period                              1.00
                                                               ------------
   Net asset value at end of period                            $       1.00
                                                               ============

   Total return**                                                       0.2%

   SUPPLEMENTAL DATA:
   Net assets, end of period (000)                             $         34

   Ratio to average net assets:***
     Expenses                                                          0.85%
     Net investment income                                             0.20%

   Portfolio turnover rate                                                -

*    NET INVESTMENT INCOME IS CALCULATED BASED ON AVERAGE SHARES.
**   TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
***  ANNUALIZED
**** COMMENCEMENT OF OPERATIONS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

The per share amounts are based on shares outstanding throughout the year.

                                                                INVESTMENT GRADE BOND PORTFOLIO - CLASS O
                                               -----------------------------------------------------------------------------
                                                                             FOR YEARS ENDED
                                               -----------------------------------------------------------------------------
                                                 DEC. 31,        DEC. 31,        DEC. 31,        DEC. 31,         DEC. 31,
                                                  2003            2002            2001            2000             1999
                                               ------------    ------------    ------------    ------------     ------------
   PER SHARE OPERATING
   PERFORMANCE:
   Net investment income*                      $       0.48    $       0.56    $       0.66    $       0.68     $       0.61
   Net gain (loss) on investments                      0.06            0.29            0.17            0.44            (0.74)
                                               ------------    ------------    ------------    ------------     ------------
     Total from investment operations                  0.54            0.85            0.83            1.12            (0.13)
                                               ------------    ------------    ------------    ------------     ------------
   Shareholder distributions
     Net investment income                            (0.50)          (0.49)          (0.63)          (0.71)           (0.61)
     Realized gain                                        -           (0.01)              -               -                -
     Return of capital                                    -           (0.01)              -               -                -
                                               ------------    ------------    ------------    ------------     ------------

   Net increase (decrease)                             0.04            0.34            0.20            0.41            (0.74)
   Net asset value at beginning of period             11.04           10.70           10.50           10.09            10.83
                                               ------------    ------------    ------------    ------------     ------------
   Net asset value at end of period            $      11.08    $      11.04    $      10.70    $      10.50     $      10.09
                                               ============    ============    ============    ============     ============

   TOTAL RETURN                                         4.9%            7.9%            7.1%           10.8%            (1.1%)

   SUPPLEMENTAL DATA:
   Net assets, end of period (000)             $    124,745    $    118,958    $     78,268    $     54,947     $     49,828

   Ratio to average net assets:
     Expenses                                          0.65%           0.59%           0.65%           0.65%            0.62%
     Net investment income                             4.24%           5.10%           5.96%           6.52%            5.68%

   Portfolio turnover rate                              143%             97%             95%             93%              93%

*  NET INVESTMENT INCOME IS CALCULATED BASED ON AVERAGE SHARES.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

The per share amounts are based on shares outstanding throughout the year.

                                             INVESTMENT GRADE BOND PORTFOLIO - ADVISOR CLASS
                                             -----------------------------------------------
                                                                 FOR THE
                                                                  PERIOD
                                                                MARCH 31,
                                                                 2003****
                                                                 THROUGH
                                                                 DEC. 31,
                                                                   2003
                                                               ------------
   PER SHARE OPERATING PERFORMANCE:
   Net investment income*                                      $       0.29
   Net gain (loss) on investments                                      0.03
                                                               ------------
     Total from investment operations                                  0.32
                                                               ------------
   Shareholder distributions
     Net investment income                                            (0.37)
     Realized gain                                                        -
     Return of capital                                                    -
                                                               ------------

   Net increase (decrease)                                            (0.05)
   Net asset value at beginning of period                             11.12
                                                               ------------
   Net asset value at end of period                            $      11.07
                                                               ============

   TOTAL RETURN**                                                       2.9%

   SUPPLEMENTAL DATA:
   Net assets, end of period (000)                             $      1,397

   Ratio to average net assets:***
     Expenses                                                          0.99%
     Net investment income                                             3.97%

   Portfolio turnover rate                                              143%

*     NET INVESTMENT INCOME IS CALCULATED BASED ON AVERAGE SHARES.
**    TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
***   ANNUALIZED
****  COMMENCEMENT OF OPERATION

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

The per share amounts are based on shares outstanding throughout the year.

                                                                   ASSET DIRECTOR PORTFOLIO - CLASS O
                                               -----------------------------------------------------------------------------
                                                                             FOR YEARS ENDED
                                               -----------------------------------------------------------------------------
                                                 DEC. 31,        DEC. 31,        DEC. 31,        DEC. 31,         DEC. 31,
                                                  2003            2002            2001            2000             1999
                                               ------------    ------------    ------------    ------------     ------------
   PER SHARE OPERATING
   PERFORMANCE:
   Net investment income*                      $       0.30    $       0.35    $       0.41    $       0.49     $       0.49
   Net gain (loss) on investments                      3.36           (0.72)           0.98            1.49            (0.71)
                                               ------------    ------------    ------------    ------------     ------------
     Total from investment operations                  3.66           (0.37)           1.39            1.98            (0.22)
                                               ------------    ------------    ------------    ------------     ------------
   Shareholder distributions
     Net investment income                            (0.28)          (0.33)          (0.41)          (0.49)           (0.50)
     Realized gain                                                    (0.30)          (0.41)          (0.46)           (1.60)
     Return of capital                                    -           (0.01)              -               -                -
                                               ------------    ------------    ------------    ------------     ------------

   Net increase (decrease)                             3.38           (1.01)           0.57            1.03            (2.32)
   Net asset value at beginning of period             13.40           14.41           13.84           12.81            15.13
                                               ------------    ------------    ------------    ------------     ------------
   Net asset value at end of period            $      16.78    $      13.40    $      14.41    $      13.84     $      12.81
                                               ============    ============    ============    ============     ============

   TOTAL RETURN                                        27.5%           (2.6%)          10.6%           15.7%            (0.8%)

   SUPPLEMENTAL DATA:
   Net assets, end of period (000)             $    162,254    $    107,053    $     91,096    $     68,992     $     68,816

   Ratio to average net assets:
     Expenses                                          0.61%           0.59%           0.64%           0.64%            0.62%
     Net investment income                             2.02%           2.47%           2.86%           3.72%            3.25%

   Portfolio turnover rate                               59%             33%             39%             43%              49%

*  NET INVESTMENT INCOME IS CALCULATED BASED ON AVERAGE SHARES.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

The per share amounts are based on shares outstanding throughout the year.

                                                 ASSET DIRECTOR PORTFOLIO - ADVISOR CLASS
                                                 ----------------------------------------
                                                                 FOR THE
                                                                  PERIOD
                                                                MARCH 31,
                                                                 2003****
                                                                 THROUGH
                                                                 DEC. 31,
                                                                   2003
                                                               ------------
   PER SHARE OPERATING PERFORMANCE:
   Net investment income*                                      $       0.18
   Net gain (loss) on investments                                      3.82
                                                               ------------
     Total from investment operations                                  4.00
                                                               ------------
   Shareholder distributions
     Net investment income                                            (0.19)
     Realized gain                                                        -
     Return of capital                                                    -
                                                               ------------

   Net increase (decrease)                                             3.81
   Net asset value at beginning of period                             12.96
                                                               ------------
   Net asset value at end of period                            $      16.77
                                                               ============

   TOTAL RETURN**                                                      30.8%

   SUPPLEMENTAL DATA:
   Net assets, end of period (000)                             $        223

   Ratio to average net assets:***
     Expenses                                                          0.89%
     Net investment income                                             1.61%

   Portfolio turnover rate                                               59%

*    NET INVESTMENT INCOME IS CALCULATED BASED ON AVERAGE SHARES.
**   TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
***  ANNUALIZED
**** COMMENCEMENT OF OPERATIONS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             MANAGEMENT OF THE FUND

MANAGEMENT INFORMATION

Overall responsibility for management of the Fund rests with the Board of Directors, who are elected by the shareholders of the Fund. The Directors elect the officers of the Fund to actively supervise its day-to-day operations.

                                                                                  NUMBER OF
                                                      PRINCIPAL                   PORTFOLIOS IN  OTHER
                       CURRENT        TERM OF OFFICE  OCCUPATION(S)               FUND COMPLEX   DIRECTORSHIPS
NAME, ADDRESS,         POSITION       AND LENGTH      DURING THE                  OVERSEEN BY    HELD BY
AND AGE IN 2003        WITH THE FUND  OF SERVICE      PAST 5 YEARS                DIRECTOR       DIRECTOR/NOMINEE
---------------------- -------------  --------------  --------------------------  -------------  ----------------------------------
INDEPENDENT DIRECTORS

RONALD D. ANDERSON     Director       Indefinite,     Professor, School of              4        None
371 Cottonwood Drive                  7/26/1989 to    Business, Indiana
Mooresville, IN 46158                 present         Univ./Purdue Univ.-
age 64                                                Indianapolis (8/1988 until
                                                      his retirement in 6/2003)

DONALD J. STUHLDREHER  Director       Indefinite,     Retired since 1990                4        None
4210 Statesman Drive                  12/14/2001 to
Indianapolis, IN 46250                present
age 67

JEAN L. WOJTOWICZ      Director       Indefinite,     President, Cambridge              4        None
440 Coventry Way                      9/22/2003 to    Capital Management Corp.
Noblesville, IN 46060                 present         (1983-Present)
age 46

INTERESTED DIRECTORS

R. STEPHEN RADCLIFFE   Chairman of    Indefinite,     President, American United        4        Chairman of the Board, OneAmerica
One American Square    the Board and  2/02/2000 to    Life Insurance                             Securities, Inc.; Chairman of the
Indianapolis, IN 46282 President,     present         Company(R) (2/03 to                        Board of Managers, American United
age 58                 Director                       present), Executive Vice                   Life Pooled Equity Fund B;
                                                      President, American United                 Director, American United Mutual
                                                      Life Insurance                             Insurance Holding Company;
                                                      Company(R) (8/94-2/03)                     Director, OneAmerica Financial
                                                                                                 Partners, Inc.; Director, American
                                                                                                 United Life Insurance Company(R);
                                                                                                 Director, State Life Insurance
                                                                                                 Company; Director, Pioneer Mutual
                                                                                                 Life Insurance Company

                                                                                  NUMBER OF
                                                      PRINCIPAL                   PORTFOLIOS IN  OTHER
                       CURRENT        TERM OF OFFICE  OCCUPATION(S)               FUND COMPLEX   DIRECTORSHIPS
NAME, ADDRESS,         POSITION       AND LENGTH      DURING THE                  OVERSEEN BY    HELD BY
AND AGE IN 2003        WITH THE FUND  OF SERVICE      PAST 5 YEARS                DIRECTOR       DIRECTOR/NOMINEE
---------------------- -------------  --------------  --------------------------  -------------  ----------------------------------
INTERESTED DIRECTORS (CONTINUED)

JAMES W. MURPHY        Director       Indefinite,     Senior Vice Pres.                 4        None
11800 Pebblepoint Pass                7/26/1989 to    Corporate Finance American
Carmel, IN 46033                      present         United Life Insurance
age 67                                                Company(R) (5/01/1997
                                                      until his retirement on
                                                      4/01/2000)

The following table shows the Executive Officers of the Fund, their addresses, their ages, their positions with the Fund, their terms of office and length of time served in such positions, and their principal occupations during the past five years.

                       CURRENT POSITION  TERM OF OFFICE AND    PRINCIPAL OCCUPATION(S) DURING
NAME AND AGE IN 2003*  WITH THE FUND     LENGTH OF SERVICE     THE PAST FIVE YEARS
---------------------  ----------------  --------------------  --------------------------------------------------------------------
CONSTANCE E. LUND      Treasurer         Indefinite,           Senior Vice President, Corporate Finance, AUL (1/2000 to present);
age 50                                   2/2/2000 to           Vice President, Financial Reporting, AUL (6/1999 to 1/2000);
                                         present               Assistant Vice President, Financial Reporting, AUL (5/95 to 6/99)

THOMAS M. ZUREK        Secretary         Indefinite,           General Counsel and Secretary, AUL (8/2002 to present); Partner,
age 55                                   12/13/2002 to         Nymast, Good, Voigts, West, Hansel, and O'Brien (1992-1998;
                                         present               2001-8/2002); General Counsel and Executive Vice President, American
                                                               General Life Companies (1998-2001)

JOHN C. SWHEAR         Asst. Secretary   Indefinite,           Assistant General Counsel, AUL (5/2003 to present); Senior Counsel,
age 42                                   12/13/2002 to         AUL (8/2000-5/2003); Counsel, AUL (11/1996 to 8/2000)
                                         present

* The Executive Officers of the Fund can be reached at One American Square, Indianapolis, Indiana 46282.

                       (THIS PAGE IS INTENTIONALLY BLANK.)

[AUL LOGO]
A ONEAMERICA(R) FINANCIAL PARTNER

AMERICAN UNITED LIFE INSURANCE COMPANY(R)
ONE AMERICAN SQUARE, P.O. BOX 368
INDIANAPOLIS, IN 46206-0368
www.aul.com

(C) 2003 AMERICAN UNITED LIFE INSURANCE COMPANY(R). ALL RIGHTS RESERVED. ONEAMERICA(R) AND THE ONEAMERICA BANNER ARE ALL REGISTERED TRADEMARKS OF ONEAMERICA FINANCIAL PARTNERS, INC.

                                                       FORM NO. P-13959F (12/03)

ITEM 2. CODE OF ETHICS.

   (a) The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

   (b)  (b) Not applicable

(c) The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or an implicit waiver from its Code of Ethics during the period covered by the shareholder report presented in Item 1 of this report.

(e)  Not applicable.

(f) The registrant's Code of Ethics is attached as an exhibit in Item 11 of this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant does not have a standing Audit Committee. The full Board of Directors serves the audit committee function. Therefore, there is no Financial Expert serving on the Audit Committee. However, all members of the Board are financially capable.

The Board does have one member who meets the qualifications to be considered the "Audit Committee financial expert"; however, this member is not an independent member of the Board. For this reason, the Board has not named this member the audit committee financial expert. The Board feels that the absence of an audit committee financial expert is mitigated by:

   1. the number of years that most of the Board members have served as members of the Board; and

   2. the financial, educational, and public background that the members of the Board have that allows them to understand generally accepted accounting principles as they relate to the Fund, the Fund's internal controls, tax laws applicable to the Fund, and Sarbanes-Oxley's objectives with respect to audit committee functions.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $ 40,200 for 2003 and $ 37,000 for 2002.

(b) Audit Related Fees - There were no fees billed in either of the last two years for any audit related fees not reported in Item 4(a).

(c) Tax Fees - The aggregate fees billed in each of the last two fiscal years for tax compliance, tax advice, tax planning, or tax preparation by the principal accountant to the registrant are $ 8,050 for 2003 and $ 12,232 for 2002.

(d) All Other Fees - There were no fees billed to the registrant in either of the last two fiscal years for any services other than those reported in paragraphs (a)-(c) of this Item 4.

(e) (1) The entire Board of Directors of the registrant meets with the principal accountant and management to review and pre-approve all audit services, tax services, and any other services to be performed by the principal accountant. All services performed by the principal accountant must be pre-approved. The Board authorized the Chairman of the Board to approve specific details regarding the engagement for audit and non-audit services, the full Board having previously determined no conflict exists in the provisions of such services in light of all other services provided by the consultant.

    (2) 100% of the services described in paragraphs (b)-(d) of this item were pre-approved by the Board of Directors of the registrant.

(f) No disclosure is required by this Item 4(f).

(g) The aggregate non-audit fees billed to the registrant by the principal accountant for the last two fiscal years are $ 8,050 for 2003 and $ 12,232 for 2002. The non-audit fees billed in the last two years by the principal accountant to the registrant's investment adviser are $ 89,040 for 2003 and $ 255,093 for 2002.

(h) The Board of Directors has considered whether any provision for non-audit services performed by the principal accountant that were not pre-approved is compatible with maintaining the principal accountant's independence.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

   (a) The Chairman of the Board of Directors and Treasurer of the registrant have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing date of this report.

   (b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

(b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) are attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                   OneAmerica Funds, Inc.
            ------------------------------------------------------------

By (Signature and Title)        /s/ R. Stephen Radcliffe
                        ------------------------------------------
                               R. Stephen Radcliffe
                               Chairman of the Board and President

Date                           February 26, 2004
    --------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)        /s/ R. Stephen Radcliffe
                        ------------------------------------------
                               R. Stephen Radcliffe
                               Chairman of the Board and President

Date                           February 26, 2004
    --------------------------------------------------------------


By (Signature and Title)        /s/ Constance E. Lund
                        ------------------------------------------
                               Constance E. Lund
                               Treasurer

Date                           February 26, 2004
    --------------------------------------------------------------